1933 Act No. 333-36033
                                                       1940 Act No. 811-08367


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 28                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 29                                                       [X]


                            EVERGREEN MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on March 27, 2002 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                            EVERGREEN MUNICIPAL TRUST

                         POST-EFFECTIVE AMENDMENT NO. 28
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 28 to Registrant's Registration Statement No. 333-36033/811-08367 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                     PART A

                                 -------------

          Prospectus for Class C shares of Evergreen Short-Intermediate
                    Municipal Bond Fund is contained herein.

             Prospectus for Class C shares of Evergreen Connecticut Municipal Bond Fund and Evergreen New Jersey Municipal
                         Bond Fund is contained herein.

     Prospectus for Class C shares of Evergreen Georgia Municipal Bond Fund,
        Evergreen North Carolina Municipal Bond, Evergreen South Carolina
           Municipal Bond Fund and Evergreen Virginia Municipal Bond
                           Fund is contained herein.

          Prospectus for Classes A, B and I shares of Evergreen Georgia Municipal Bond Fund, Evergreen North Carolina Municipal Bond
    Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia
           Municipal Bond Fund and for Classes A, B, C and I shares of Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal
       Bond Fund and Evergreen Maryland Municipal Bond Fund contained in
           Post-Effective Amendment No. 27 to Registration Statement
               No. 333-36033/811-08367 filed on December 27, 2001
                      is incorporated by reference herein.

    Prospectus for Classes A, B and I shares of Evergreen Short-Intermediate Municipal Bond Fund and for Classes A, B, C and I shares of Evergreen High
      Grade Municipal Bond Fund, Evergreen High Income Municipal Bond Fund (formerly Evergreen Tax-Free High Income Fund) and Evergreen Municipal Bond
       Fund contained in Post-Effective Amendment No. 26 to Registration
             Statement No.333-36033/811-08367 filed on September 25,
                    2001 is incorporated by reference herein.

   Prospectus for Classes A, B and I shares of Evergreen Connecticut Municipal
         Bond Fund and Evergreen New Jersey Municipal Bond Fund and for Classes A, B, C and I shares of Evergreen Pennsylvania Municipal Bond Fund contained in Post-Effective Amendment No. 25 to Registration Statement No.
                   333-36033/811-08367 filed on July 25, 2001
                      is incorporated by reference herein.


                                     PART B
                                     ------

          Supplement to the Statement of Additional Information of the Evergreen National Municipal Bond Funds is contained herein.

          Supplement to the Statement of Additional Information of the Evergreen State Municipal Bond Funds is contained herein.

          Supplement to the Statement of Additional Information of the Evergreen Southern State Municipal Bond Funds is contained herein.

      Statement of Additional Information for Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North
 Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund contained in Post-Effective Amendment
       No. 27 to Registration Statement No. 333-36033/811-08367 filed on
             December 27, 2001 is incorporated by reference herein.

   Statement of Additional Information for Evergreen High Grade Municipal Bond Fund, Evergreen High Income Municipal Bond Fund (formerly Evergreen Tax-Free
      High Income Fund), Evergreen Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund contained in Post-Effective Amendment
        No. 26 to Registration Statement No.333-36033/811-08367 filed on
            September 25, 2001 is incorporated by reference herein.

     Statement of Additional Information for Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund and Evergreen Pennsylvania
       Municipal Bond Fund contained in Post-Effective Amendment No. 25 to
            Registration Statement No. 333-36033/811-08367 filed on
               July 25, 2001 is incorporated by reference herein.



                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

                         Business and Other Connections
                              of Investment Advisor

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                           EVERGREEN MUNICIPAL TRUST

                          NATIONAL MUNICIPAL BOND FUNDS

                                     PART A

                                   PROSPECTUS

-------------------------------------
Prospectus, March 27, 2002
-------------------------------------


EVERGREEN NATIONAL MUNICIPAL BOND FUNDS




Evergreen Short-Intermediate Municipal Bond Fund

Class C

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

         T  A  B  L  E    O F   C  O  N  T  E  N  T  S


FUND RISK/RETURN SUMMARY:

Overview of Fund Risks                               1

Evergreen Short-Intermediate Municipal
Bond Fund                                            2


GENERAL INFORMATION:
The Fund's Investment Advisor                        4
The Fund's Portfolio Manager                         4
Calculating the Share Price                          4
How to Choose an Evergreen Fund                      4
How to Choose the Share Class
That Best Suits You                              4
How to Buy Shares                                5
How to Redeem Shares                             6
Other Services                                   7
The Tax Consequences of
Investing in the Fund                            7
Fees and Expenses of the Fund                    8
Other Fund Practices                             8


IN GENERAL, the Fund seeks current income exempt from federal income taxes, consistent with the preserving capital and providing liquidity.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                      O V E R V I E W OF F U N D R I S K S



Short-Intermediate  Municipal
Bond Fund

TYPICALLY RELIES ON A COMBINATION OF THE FOLLOWING STRATEGIES:

o investing at least 80% of its assets in investment grade municipal securities, the interest from which is exempt from federal income tax, other than the alternative minimum tax;

o under normal market conditions, investing substantially all if its assets in short- and intermediate-term municipal securities; and

o selling a portfolio investment: (i) when the issuer's investment fundamentals begin to deteriorate; (ii) to take advantage of more attractive yield opportunities; (iii) when the investment no longer appears to meet the Fund's investment objective; (iv) when the Fund must meet redemptions; or (v) for other investment reasons which the portfolio manager deems necessary.

   MAY BE APPROPRIATE FOR INVESTORS WHO:

o        seek a portfolio of municipal bonds; and

o        seek income which is exempt from federal income tax.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal and, if employed, could result in a lower return and loss of market opportunity.

RISK FACTORS FOR ALL MUTUAL FUNDS

Please remember that an investment in a mutual fund is : o not guaranteed to achieve its investment goal o not a deposit with a bank

o not insured, endorsed or guaranteed by the FDIC or any government agency o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

FOLLOWING ARE SOME OF THE MOST IMPORTANT FACTORS THAT MAY AFFECT THE VALUE OF YOUR INVESTMENT. OTHER FACTORS MAY BE DESCRIBED IN THE DISCUSSION FOLLOWING THIS
OVERVIEW:

INTEREST RATE RISK

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

CREDIT RISK

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of and dividend yield of your investment may decline if an issuer fails to pay an obligation on a timely basis.

BELOW INVESTMENT GRADE BOND RISK

Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND


FUND  FACTS:

GOALS:

o        High Level of Tax-Exempt Current Income
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENT:

o        Municipal Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class C

INVESTMENT ADVISOR:

o        Evergreen Investment Management Company, LLC

PORTFOLIO MANAGER:

o        Diane C. Beaver

DIVIDEND PAYMENT SCHEDULE:

o        Monthly


INVESTMENT GOAL

The Fund seeks as high a level of current income, exempt from federal income taxes other than the alternative minimum tax for individuals and corporations, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in investment grade municipal securities the interest from which is exempt from federal income tax other than the alternative minimum tax. Under normal market conditions, the Fund will invest substantially all of its assets in a diversified portfolio of short- and intermediate-term municipal securities. The Fund may invest up to 20% of its assets in below investment grade bonds, but will not invest in bonds rated below
B. The Fund may also invest up to 20% of its assets in taxable securities, including collaterized mortgage obligations, under ordinary conditions and up to 100% of its assets in such securities for temporary defensive purposes. In purchasing municipal securities, the portfolio manager's analysis includes price and yield, pricing services' evaluations, relative value provided, diversification provided, structure of the security itself, and supply and demand of municipal securities. The Fund intends to maintain an effective maturity of two to five years.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK

o        BELOW INVESTMENT GRADE BOND RISK

The Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal securities held by the Fund. A moratorium, default, or other non-payment of interest or principal when due on any municipal security, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal securities held by the Fund. In addition, the market for municipal securities is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed securities, such as collateralized mortgage obligations. Mortgage-backed securities are created by the grouping of lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE (BOTH BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each calendar year since the Class I shares' inception on 11/18/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES (%)(1)
   1992   1993   1994  1995  1996  1997   1998  1999   2000  2001
    7.35  7.26  -1.39  7.31  3.38  4.73   4.92  0.97   5.52  5.19

BEST QUARTER:        2ND QUARTER 1992       2.74%(1)
WORST QUARTER:       1ST QUARTER 1994       -2.15%(1)

The next table lists the Fund's average annual total return for Class I over one, five and ten years and since inception (through 12/31/2001). The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Three-Year Municipal Bond Index (LB3YMBI), an unmanaged, broad-based market performance index for tax-exempt bonds with a remaining maturity of one to three years. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIOD ENDED 12/31/2001)(1)

              INCEPTION                          PERFORMANCE
              DATE OF     1              10         SINCE
                CLASS     YEAR   5 YEAR   YEAR   11/18/1991

Class I       11/18/1991  5.19%  4.25%   4.49%      4.66%
Class I  (2)  11/18/1991  5.19%  4.18%   4.44%       N/A
  (after taxes on distributions)
Class I (2)   11/18/1991  4.99%  4.25%   4.47%       N/A
  (after taxes on distributions and sale of Fund shares)
LB3YMBI                   6.59%  5.08%   5.19%      5.35%

(1) Since Class C has no previous operating history, the performance shown is for Class I, which is not offered in this prospectus. The performance of Class C would differ only to the extent that the classes do not have the same expenses or sales charges. The historical returns shown above do not include the effects of Rule 12b-1 fees or sales charges, as Class I does not pay Rule 12b-1 fees and does not have a sales charge. The 12b-1 fees are 1.00% for Class C and the maximum deferred sales charge for Class C is 2.00%. If Class C had been in existence for the periods presented above, its returns would have been lower.

(2) The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

SHAREHOLDER  FEES  (FEES  PAID  DIRECTLY  FROM  YOUR   INVESTMENT)
Shareholder
Transaction Expenses                    Class C

Maximum sales charge imposed on          None
 purchases (as a % of offering price)

Maximum deferred sales charge            2.00%
  (as a % of either  the redemption
  amount or initial investment whichever
  is lower)


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                   TOTAL FUND
                  MANAGEMENT   12B-1    OTHER       OPERATING
                     FEES       FEES    EXPENSES   EXPENSES(3)

  Class C            0.40%      1.00%     0.21%       1.61%
(3) Estimated for the fiscal year ending 5/31/2002.

The table below shows the total expenses you would pay on a $10,000 investment on Class C shares over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

                ASSUMING REDEMPTION        ASSUMING NO
                  AT END OF PERIOD          REDEMPTION
After:
1 year                  $364                   $164
3 years                 $508                   $508
5 years                 $876                   $876
10 years               $1,911                 $1,911

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of Wachovia Corporation (Wachovia ) (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $317 billion in consolidated assets as of 2/28/2002. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and manages over $104 billion in assets for 129 of the Evergreen and Wachovia Funds as of 2/28/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 5/31/2001, the aggregate advisory fee paid to the investment advisor by the Fund was 0.40%. Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC. There were no changes in advisory fee rates.

THE FUND'S PORTFOLIO MANAGER

Diane C. Beaver has managed the Fund since March 1998. Ms. Beaver joined EIMC or one of its predecessors in 1992 as a municipal trader and assistant portfolio manager. She has been a portfolio manager since 1996 and a Vice President since 1999.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at WWW.EVERGREENINVESTMENTS.COM.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers up to four different share classes. Only Class C shares are offered in this prospectus. Class C has its own sales charge. Pay particularly close attention to the fee structure described below so you know how much you will be paying before you invest.

CLASS C

When purchasing Class C shares, you do not pay a front-end sales charge. However, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. In addition, your shares are subject to an expense known as 12b-1 fees. These 12b-1 fees fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

   TIME HELD                                    MAXIMUM DEFERRED SALES CHARGE
   Month of Purchase + First 12 Month Period            2.00%
   Month of Purchase + Second 12 Month Period           1.00%
   Thereafter                                           0.00%
   Dealer Allowance                                     2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

WAIVER OF CLASS C DEFERRED SALES CHARGES

You will not be assessed a deferred sales charge for Class C shares if you redeem shares in the following situations: o When the shares were purchased through reinvestment of dividends/capital gains o Death or disability o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

CALCULATING THE DEFERRED SALES CHARGE

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the net asset value of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to Evergreen Distributor, Inc. (EDI) or its predecessor.

PROMOTIONAL INCENTIVES ON DEALER COMMISSIONS

EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please consult the Statement of Additional Information for more information regarding promotional incentives.

HOW TO BUY SHARES

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen Funds service representative.

---------------- --------------- -------------
                 Minimum         Minimum
                 Initial         Additional
                 Purchase of     Purchases
                 Class C shares
---------------- --------------- -------------
Regular          $1,000          None
Accounts
---------------- --------------- -------------
IRAs             $250            None
---------------- --------------- -------------
Systematic       $50             $25/monthly
Investment Plan
---------------- --------------- -------------

-------------------- ---------------------------------------------------------------------- ----------------------------------------
Method               Opening an Account                                                     Adding to an Account
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Mail or through   o  Complete and sign the account application. Applications may         o  Make your check payable to
an Investment           be downloaded off our website at www.evergreeninvestments.com.         Evergreen Funds.
Professional         o  Make the check payable to Evergreen Funds. Cash, credit             o  Write a note specifying:
                        cards, third party checks, credit card checks or money orders          -  the Fund name
                        will not be accepted.                                                  -  share class
                     o  Mail the application and your check to the address below:              -  your account number
                          Postal Address:                Overnight Address:                    -  the name(s) in which the account
                          Evergreen Funds                Evergreen Funds                          is registered.
                          P.O. Box 8400                  66 Brooks Drive, Suite 8400        o  Mail to the address to the left
                          Boston, MA  02266-8400         Braintree, MA  02184-3800             or deliver to your investment
                     o  Or deliver them to your investment professional (provided              professional (provided he or she has
                        he or she has a broker-dealer arrangement with EDI.)                   a broker-dealer arrangement with
                                                                                               EDI.)
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Phone             o  Call 1-800-343-2898 to set up an account number and get             o  Call the Evergreen Express Line
                        wiring instructions.                                                   at 1-800-346-3858 24 hours a day or
                     o  Instruct your bank to wire or transfer your purchase (they             to speak with an Evergreen service
                        may charge a wiring fee).                                              representative call 1-800-343-2898
                     o  Complete the account application and mail to:                          between 8 a.m. and 6 p.m. Eastern
                          Postal Address:                Overnight Address:                    time, on any business day.
                          Evergreen Funds                Evergreen Funds                    o  If your bank account is set up on
                          P.O. Box 8400                  66 Brooks Drive, Suite 8400           file, you can request either:
                          Boston, MA  02266-8400         Braintree, MA  02184-3800             -  Federal Funds Wire (offers
                     o  Trades received after 4 p.m. Eastern time on market trading               immediate access to funds) or
                        days will receive the next market day's closing price.1                -  Electronic transfer through the
                                                                                                  Automated Clearing House which
                                                                                                  avoids wiring fees.
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Exchange          o  You can make an  additional  investment  by exchange from an existing  Evergreen  Funds account by
                        contacting   your   investment   professional   or  an Evergreen service representative, calling the
                        Evergreen  Express Line at  1-800-346-3858 or visiting our website at www.evergreeninvestments.com. 2
                     o  You can only exchange shares from your account within the same class and under the same registration.
                     o  There is no sales charge or redemption fee when exchanging funds within the Evergreen  Funds family.3
                     o  Orders placed before 4 p.m. Eastern  time on market  trading  days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price.1
                     o  Exchanges are limited to three per calendar quarter,  but in no event more than five per  calendar  year.
                     o  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee.  (See "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page.)
-------------------- ---------------------------------------------------------------------------------------------------------------
Systematic           o  You can transfer money automatically from your bank                 o  To establish automatic investing for
Investment Plan         account into your Fund account on a monthly or quarterly               an existing account, call
(SIP) 4                 basis.                                                                 1-800-343-2898 for an application.
                     o  Initial investment minimum is $50 if you invest at                  o  The minimum is $25 per month or $75
                        least $25 per month with this service.                                 per quarter.
                     o  To enroll, check off the box on the account application             o  You can also establish an investing
                        and provide:                                                           program through direct deposit from
                        -  your bank account information                                       your paycheck. Call 1-800-343-2898
                        -  the amount and date of your monthly or quarterly                    for details.
                           investment.
-------------------- ------------------------------------------------------------------ --------------------------------------------

     1 The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen Funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

     2 Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

     3 This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

     4 Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia and its affiliates when the employee enrolls in a new Evergreen Fund SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia when the employee enrolls in a new Evergreen Fund SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with Wachovia Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

----------------- ---------------------------------------------------------------------------------------------------------------
Methods           Requirements

----------------- ---------------------------------------------------------------------------------------------------------------
----------------- ---------------------------------------------------------------------------------------------------------------
Call Us           o  Call the Evergreen Express Line at 1-800-346-3858 24 hours  a day  or  to  speak  with  an  Evergreen  service representative call  1-800-343-2898  between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o  This service must be authorized  ahead of time,  and is only available  for regular  accounts.1
                  o  All  authorized  requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o  We can either:
                     -  wire the proceeds into your bank account (service charges may apply)
                     -  electronically transmit the proceeds into your bank account via the Automated Clearing House service
                     -  mail you a check.
                  o  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                  o  See  "Exceptions:  Redemption  Requests  That  Require  A Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.
----------------- ---------------------------------------------------------------------------------------------------------------
Write Us          o  You can mail a redemption request to:
                     Postal Address:                Overnight Address:
                     Evergreen Funds                Evergreen Funds
                     P.O. Box 8400                  66 Brooks Drive, Suite 8400
                     Boston, MA  02266-8400         Braintree, MA  02184-3800
                  o  Your letter of instructions must:
                     -  list the Fund name and the account number
                     -  indicate the number of shares or dollar value you wish to redeem
                     -  be signed by the registered owner(s).
                  o  See  "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
                  o  To redeem  from an IRA or other  retirement  account,  call  1-800-343-2898  for special instructions.
----------------- ---------------------------------------------------------------------------------------------------------------
Redeem  Your      o  You may also redeem your  shares by  contacting  your  investment professional or an Evergreen service
Shares in Person     representative.
                  o  A fee may be charged for this service.
----------------- ---------------------------------------------------------------------------------------------------------------
Systematic        o  You can transfer  money  automatically  from your Fund account on a monthly or quarterly basis -
Withdrawal           without  redemption  fees.
Plan (SWP)        o  The  withdrawal  can be  mailed to you,  or  deposited  directly  into your bank account.
                  o  The minimum is $75 per month.
                  o  The maximum is 1.00% of your  account per month or 3.00% per quarter.
                  o  To enroll, call 1-800-343-2898 for instructions.
----------------- ---------------------------------------------------------------------------------------------------------------

1 Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2 The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen Funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o    You are redeeming more than $50,000.
o You want the proceeds transmitted to a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock

OTHER SERVICES

EVERGREEN EXPRESS LINE

1-800-346-3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen Funds portfolio managers.

AUTOMATIC REINVESTMENT OF DISTRIBUTIONS

For the convenience of investors, all dividends and capital gain distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

PAYROLL DEDUCTION

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

TELEPHONE INVESTMENT PLAN

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

DIVIDEND EXCHANGE

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration-- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

REINSTATEMENT PRIVILEGES

Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On any profit you make when you sell any or all of your shares.

FUND DISTRIBUTIONS

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Fund will distribute two types of taxable income to you:

oDividends. To the extent that regular dividends are derived from investment income that is not tax- exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

DIVIDEND AND CAPITAL GAIN REINVESTMENT

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

PROFITS YOU REALIZE WHEN YOU REDEEM SHARES

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

TAX REPORTING

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gain distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

RETIREMENT PLANS

You may invest in the Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans, (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

MANAGEMENT FEE

The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12B-1 FEES

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class C shares. Up to 1.00% of the average daily net assets of Class C shares may be payable as 12b-1 fees. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

OTHER EXPENSES

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

TOTAL FUND OPERATING EXPENSES

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

The Fund may invest in futures and options, which are forms of derivatives. Such practices are used to hedge the Fund's portfolio, to protect against changes in interest rates, to adjust the portfolio's duration, to maintain the Fund's exposure to its market, to manage cash or to attempt to increase income.
Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.

                                 Evergreen Funds


INSTITUTIONAL MONEY MARKET FUNDS

Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Prime Cash Management Money Market Fund

MONEY MARKET FUNDS
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

STATE MUNICIPAL BOND FUNDS
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

NATIONAL MUNICIPAL BOND FUNDS
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

SHORT AND INTERMEDIATE TERM BOND FUNDS
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

INTERMEDIATE AND LONG TERM BOND FUNDS
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

BALANCED FUNDS
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

GROWTH AND INCOME FUNDS
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

DOMESTIC  GROWTH FUNDS
Aggressive  Growth Fund
Capital  Growth Fund
Core Equity Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select  Small Cap Growth Fund
Select Strategic  Growth Fund
Small  Company  Growth Fund
Special Equity Fund
Special Values Fund
Stock Selector Fund
Tax Strategic Equity Fund

SECTOR FUNDS
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

GLOBAL AND INTERNATIONAL FUNDS
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

                               QUICK REFENCE GUIDE
1.       EVERGREEN EXPRESS LINE
     CALL 1-800-346-3858
     24 hours a day to
     o check your account
     o order a statement
     o get a Fund's current price, yield and
       total return
     o buy, redeem or exchange Fund shares

2.       SHAREHOLDER SERVICES
     CALL 1-800-343-2898

     Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
     o buy, redeem or exchange shares
     o order applications
     o get assistance with your account

3.       INFORMATION LINE FOR HEARING AND SPEECH IMPAIRED (TTY/TDD)
     CALL 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4.       WRITE US A LETTER

     Evergreen Funds
     P.O. Box 8400
     Boston, MA 02266-8400 o to buy, redeem or exchange shares o to change the registration on your account o for general correspondence

5.       FOR EXPRESS, REGISTERED OR CERTIFIED MAIL

     Evergreen Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA  02184-3800

6.       VISIT US ON-LINE

     www.evergreeninvestments.com

7.       REGULAR COMMUNICATIONS YOU WILL RECEIVE

     ACCOUNT STATEMENTS -- You will receive quarterly statements for each Fund in which you invest. Please review and promptly notify Evergreen Funds of any inaccuracies.

     CONFIRMATION NOTICES --A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen Funds of any inaccuracies.

     ANNUAL AND SEMI-ANNUAL REPORTS -- You will receive a detailed financial report on each Fund you invest in twice a year.

     TAX FORMS -- Each January you will receive any tax information you need to include with your tax returns as well as the Evergreen Funds Tax Information Guide.

     FOR MORE INFORMATION ABOUT EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND, ASK FOR:

     THE FUND'S MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     THE STATEMENT OF ADDITIONAL INFORMATION (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at WWW.EVERGREENINVESTMENTS.com.

     Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016





                                                 SEC File No.: 811-08367
                                                                  561226

                           EVERGREEN MUNICIPAL TRUST

                           STATE MUNICIPAL BOND FUNDS

                                     PART A

                                   PROSPECTUS

-------------------------------------
Prospectus, March 27, 2002
-------------------------------------


EVERGREEN STATE MUNICIPAL BOND FUNDS

Evergreen Connecticut Municipal Bond Fund
Evergreen New Jersey Municipal Bond Fund

Class C


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                          T A B L E   O F   C O N T E N T S

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks...................1

Evergreen Connecticut Municipal Bond
Fund.....................................2

Evergreen New Jersey Municipal Bond
Fund.....................................4



GENERAL INFORMATION:

The Funds' Investment Advisor ...........6

The Funds' Portfolio Managers ...........6

Calculating the Share Price .............6

How to Choose an Evergreen Fund .........6

How to Choose the Share Class
  That Best Suits You ...................6

How to Buy Shares .......................8

How to Redeem Shares ....................9

Other Services .........................10

The Tax Consequences of
  Investing in the Funds ...............10

Fees and Expenses of the Funds .........11


IN GENERAL, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income exempt from federal income and certain state income taxes, consistent with the preservation of capital. The Funds emphasize investments in securities with higher yields and longer maturities.

FUND SUMMARIES KEY

Each Fund's summary is organized around the following basic topics and questions:

 INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

 INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

 RISK FACTORS

What are the specific risks for an investor in the Fund?

 PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

 EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                      O V E R V I E W   O F   F U N D  R I S K S


  State Municipal
  Bond Funds

TYPICALLY RELY ON A COMBINATION OF THE FOLLOWING STRATEGIES:
o normally investing at least 80% of their assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from income or intangibles taxes, as applicable, in the state for which the Fund is named;

o purchasing municipal securities of any maturity or duration, but generally the portfolio's average dollar weighted maturity ranges from 10 to 20 years. The portfolio manager considers bond ratings and the quality of the issuer in its analysis. The Fund selects municipal bonds that hold attractive yields relative to bonds of similar credit quality and interest rate sensitivity;

o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

MAY BE APPROPRIATE FOR INVESTORS WHO:

o seek a high quality portfolio of municipal bond funds; and o seek income which is exempt from federal regular and state income.

Following  this  overview,  you will find  information  on each Fund's  specific
investment   strategies  and  risks.   Also  see  the  Statement  of  Additional
Information for further information on the state-specific risks of the Funds.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment goal, and, if employed, could result in a lower return and loss of market opportunity.

RISK FACTORS FOR ALL MUTUAL FUNDS

Please remember that an investment in a mutual fund is:
o        not guaranteed to achieve its investment goal
o        not a deposit with a bank
o        not insured, endorsed or guaranteed by the FDIC or any government agency
o        subject to investment risks, including possible loss of your original investment

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

FOLLOWING ARE SOME OF THE MOST IMPORTANT FACTORS THAT MAY AFFECT THE VALUE OF YOUR INVESTMENT. OTHER FACTORS MAY BE DESCRIBED IN THE DISCUSSION FOLLOWING THIS
OVERVIEW:

INTEREST RATE RISK

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

CREDIT RISK

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.

BELOW INVESTMENT GRADE BOND RISK

Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

NON-DIVERSIFICATION RISK

An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest up to 25% of its assets in a single issuer and up to 50% of its assets may consist of securities of only two issuers. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in the portfolio of a fund which invests in numerous issuers.

CONCENTRATION RISK

An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal bond issuers to pay interest and principal on their debt obligations.

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND

FUND FACTS:

GOALS:

o        Tax-Exempt Current Income
o        Preservation of Capital

PRINCIPAL INVESTMENT:

o        Municipal Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class C

INVESTMENT ADVISOR:

o        Evergreen Investment
   Management Company, LLC

PORTFOLIO MANAGER:

o        By Team

DIVIDEND PAYMENT SCHEDULE:

o        Monthly

INVESTMENT GOAL

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and Connecticut personal income taxes. In addition, the Fund seeks to preserve capital.

INVESTMENT STRATEGY

The following investment strategies are in addition to the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified Fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax. The Fund also invests at least 65% of its assets in municipal securities that are exempt from in income taxes in the State of Connecticut. The Fund may also invest up to 20% of its assets in high quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's investment advisor. The Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's investment advisor, but the Fund will not invest in bonds that are deemed to be rated below
B. The Fund may invest in bonds of any maturity or duration. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK
o        BELOW INVESTMENT GRADE BOND RISK
o        NON-DIVERSIFICATION RISK
o        CONCENTRATION RISK

The Fund invests in obligations of Connecticut issuers, which results in the Fund's performance being subject to risks associated with the current political, economic and statutory environment within the State. Currently, Connecticut is experiencing slight increases in population and output growth and low unemployment. Defense related business is an important component of the manufacturing sector in Connecticut. Due to scaling back of the national defense budget in the past decade, spending on certain defense related areas has been dramatically reduced. These and other factors discussed in the Statement of Additional Information may cause rating agencies to downgrade the credit ratings on certain issues which can lessen the value of the securities in which the Fund invests. For further information on the factors that could affect the ability of the Connecticut bond issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Connecticut" in the Statement of Additional Information.

Generally, exempt-interest dividends paid by the Fund are not subject to the Connecticut income tax on individuals, trusts and estates to the extent such dividends are exempt from federal income tax and derived from securities issued by the State or its political subdivisions. Distributions from the Fund to shareholders subject to the State's corporation business tax are included in gross income, but a dividends received deduction may be available for a portion of such distributions.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks resulting from the investment practices.

   PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE (BOTH BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES (%) (1)
1992    1993  1994  1995  1996  1997  1998  1999  2000  2001
5.86    6.53  -3.48 11.06 3.75  7.26  5.80  -2.90 9.69  5.15

BEST QUARTER:         1ST QUARTER 1995            +4.39%(1)
WORST QUARTER:        1ST QUARTER 1994            -3.32%(1)

The next table lists the Fund's average annual total return for Class I over the past one, five and ten years and since inception (through 12/31/2001). The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI), an unmanaged broad-based market performance benchmark for the investment grade tax-exempt bond market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIOD ENDED 12/31/2001) (1)

               Inception                              Performance
                Date of                       10         Since
                 Class      1 year   5 year    year    1/31/1981

Class I       11/24/1997    5.15%     4.91%   4.77%      6.47%
Class I (2)   11/24/1997    5.14%      N/A     N/A        N/A
  (after taxes on distributions)
Class I (2)   11/24/1997    4.96%      N/A     N/A        N/A
  (after taxes on distributions and sale of Fund Shares)
LBMBI                       5.13%     5.98%   6.63%      8.98%

(1) Since Class C has no previous operating history, the performance shown is for Class I, which is not offered in this prospectus. The performance of Class C would differ only to the extent that the classes do not have the same expenses or sales charges. The historical returns shown above do not include the effects of either Rule 12b-1 fees or sales charges, as Class I does not pay Rule 12b-1 fees and does not have a sales charge. The 12b-1 fees for Class C are 1.00% and the maximum deferred sales charge is 2.00% for Class C. If Class C had been in existence for the periods presented above, its returns would have been lower. Prior to 11/24/1997, the returns for Class I are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

(2) The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTFs, after-tax returns prior to 11/24/1997 cannot be calculated.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
SHAREHOLDER TRANSACTION

   EXPENSES                         CLASS C
Maximum sales charge imposed on     2.00%
purchases (as a % of offering price)

Maximum deferred sales charge       None
(as a % of either the redemption
amount or initial investment,
whichever is lower)


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (3)

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses Operating Expenses(4)
Class C      0.52%     1.00%     0.16%         1.68%

(3) Estimated for the fiscal year ending 3/31/2002.

(4) From time to time, From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers. Including fee waivers, Total Fund Operating Expenses are estimated to be 1.62% for Class C.

The table below shows the total expenses you would pay on a $10,000 investment in Class C shares over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

                ASSUMING REDEMPTION             ASSUMING NO
                  AT END OF PERIOD            REDEMPTION
After:
1 year         $371                    $171
3 years        $530                    $530
5 years        $913                    $913
10 years       $1,987                  $1,987

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND

FUND FACTS:

GOALS:

o        Tax-Exempt Current Income
o        Preservation of Capital

PRINCIPAL INVESTMENT:

o        Municipal Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class C

INVESTMENT ADVISOR:

o        Evergreen Investment
   Management Company, LLC

PORTFOLIO MANAGER:

o        By Team

DIVIDEND PAYMENT SCHEDULE:

o        Monthly

INVESTMENT GOAL

The Fund seeks the highest possible current income exempt from federal income taxes, other than the alternative minimum tax, and state income taxes while preserving capital.

INVESTMENT STRATEGY

The following investment strategies are in addition to the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified Fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax. The Fund also invests at least 65% of its assets in municipal securities that are exempt from in income taxes in the State of New Jersey. The Fund may also invest up to 20% of its assets in high quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's investment advisor. The Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's investment advisor, but the Fund will not invest in bonds that are deemed to be rated below
B. The Fund may invest in bonds of any maturity or duration. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK
o        BELOW INVESTMENT GRADE BOND RISK
o        NON-DIVERSIFICATION RISK
o        CONCENTRATION RISK

The Fund invests in obligations of New Jersey issuers, which results in the Fund's performance being subject to risks associated with the current political, economic and statutory environment within the state. Some of these conditions include the state's slowing growth rate since 1987 and the job losses which have occurred in certain sectors of New Jersey's economy. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues which can lessen the value of the securities in which the Fund invests.

For further information on the factors that could affect the ability of the New Jersey bond issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New Jersey" in the Statement of Additional Information.

Distributions of capital gains and other taxable income will be subject to tax under the New Jersey Gross Income Tax. Corporations subject to the New Jersey franchise tax will be subject to tax on all distributions of income from the Fund. For more information on New Jersey tax consequences, see the Statement of Additional Information.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks resulting from the investment practices.

   PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE (BOTH BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS A SHARES (%) (1)
1992    1993  1994  1995  1996  1997  1998  1999  2000  2001
8.77    12.52 -5.48 15.90 3.84  8.02  5.92  -2.60 9.14  4.36

BEST QUARTER:        1ST QUARTER 1995             +6.76%(1)
WORST QUARTER:       1ST QUARTER 1994             -5.48%(1)

The next table lists the Fund's average annual total return for Class A over the past one, five and ten years and since inception (through 12/31/2001), including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI), an unmanaged broad-based market performance benchmark for the investment grade tax-exempt bond market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2001) (1)

               Inception                            Performance
               Date of                      10         Since
                 Class    1 year   5 year    year    7/16/1991

Class A        7/16/1991  -0.59%    3.88%   5.35%      5.67%
Class A (2)    7/16/1991  -0.60%     3.80%  5.31%       N/A
  (after taxes on distributions)
Class A (2)    7/16/1991  1.38%     4.00%   5.31%       N/A
  (after taxes on distributions and sale of Fund shares)
LBMBI                      5.13%    5.98%   6.63%      6.96%

(1) Since Class C has no previous operating history, the performance shown is for Class A, which is not offered in this prospectus. The performance of Class C would differ only to the extent that the classes do not have the same expenses or sales charges. The historical returns shown above include the effects of Rule 12b-1 fees and, where necessary, the sales charges applicable to Class A. The 12b-1 fees are 0.25% for Class A and 1.00% for Class C. The maximum sales charge for Class A is 4.75% and the maximum deferred sales charge for Class C is 2.00%. If Class C had been in existence for the periods presented above, its returns would have been different.

(2) The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
SHAREHOLDER TRANSACTION

    EXPENSES                                CLASS C
Maximum sales charge imposed on             2.00%
purchases (as a % of offering price)

Maximum deferred sales charge               None
(as a % of either the redemption
amount or initial investment,
whichever is lower)


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses Operating Expenses (3)
Class C      0.42%     1.00%     0.18%         1.60%

(3) Estimated for the fiscal year ending 3/31/2002.

The table below shows the total expenses you would pay on a $10,000 investment in Class C shares over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

                ASSUMING REDEMPTION             ASSUMING NO
                  AT END OF PERIOD            REDEMPTION
After:
1 year         $363                    $163
3 years        $505                    $505
5 years        $871                    $871
10 years       $1,900                  $1,900

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of Wachovia Corporation (Wachovia) (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $317 billion in consolidated assets as of 2/28/2002. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and manages $104 billion in assets for 129 of the Evergreen and Wachovia Funds as of 2/28/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts, 02116.

For the fiscal year ended 3/31/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                         % OF THE FUND'S
FUND                                    AVERAGE DAILY NET
                                             ASSETS*
Connecticut Municipal Bond Fund               0.46%
New Jersey Municipal Bond Fund                0.42%

*Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC. There were no changes in advisory fee rates.

THE FUNDS' PORTFOLIO MANAGERS
CONNECTICUT MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
Each  Fund  is  managed   individually   by  a  team  of  portfolio   management
professionals from EIMC's Tax Exempt Fixed Income team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Funds offer up to four different share classes. Only Class C shares are offered in this prospectus. Class C has its own sales charge. Pay particularly close attention to the fee structure described below so you know how much you will be paying before you invest.

CLASS C

When purchasing Class C shares, you do not pay a front-end sales charge. However, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. In addition, your shares are subject to an expense known as 12b-1 fees. These 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares were held, as shown below:

         TIME HELD                                 MAXIMUM DEFERRED
                                                     SALES CHARGE

Month of Purchase + First 12 Month Period            2.00%
Month of Purchase + Second 12 Month Period           1.00%
Thereafter                                           0.00%
Dealer Allowance                                     2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

WAIVER OF CLASS C DEFERRED SALES CHARGES

You will not be assessed a deferred sales charge for Class C shares if you redeem shares in the following situations: o When the shares were purchased through reinvestment of dividends/capital gains o Death or disability o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

CALCULATING THE DEFERRED SALES CHARGE

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the net asset value of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest, in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by NASD Regulation, Inc., paid to Evergreen Distributors, Inc. (EDI) or its predecessor.

PROMOTIONAL INCENTIVES ON DEALER COMMISSIONS

EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please consult the Statement of Additional Information for more information regarding promotional incentives.

HOW TO BUY SHARES

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen Funds service representative.

---------------- --------------- -------------
                 Minimum         Minimum
                 Initial         Additional
                 Purchase of     Purchases
                 Class C shares
---------------- --------------- -------------
Regular          $1,000          None
Accounts
---------------- --------------- -------------
IRAs             $250            None
---------------- --------------- -------------
Systematic       $50             $25/monthly
Investment Plan
---------------- --------------- -------------

-------------------- ---------------------------------------------------------------------- ----------------------------------------
Method               Opening an Account                                                     Adding to an Account
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Mail or through   o  Complete and sign the account application. Applications may         o  Make your check payable to
an Investment           be downloaded off our website at www.evergreeninvestments.com.         Evergreen Funds.
Professional         o  Make the check payable to Evergreen Funds. Cash, credit             o  Write a note specifying:
                        cards, third party checks, credit card checks or money orders          -  the Fund name
                        will not be accepted.                                                  -  share class
                     o  Mail the application and your check to the address below:              -  your account number
                          Postal Address:                Overnight Address:                    -  the name(s) in which the account
                          Evergreen Funds                Evergreen Funds                          is registered.
                          P.O. Box 8400                  66 Brooks Drive, Suite 8400        o  Mail to the address to the left
                          Boston, MA  02266-8400         Braintree, MA  02184-3800             or deliver to your investment
                     o  Or deliver them to your investment professional (provided              professional (provided he or she has
                        he or she has a broker-dealer arrangement with EDI.)                   a broker-dealer arrangement with
                                                                                               EDI.)
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Phone             o  Call 1-800-343-2898 to set up an account number and get             o  Call the Evergreen Express Line
                        wiring instructions.                                                   at 1-800-346-3858 24 hours a day or
                     o  Instruct your bank to wire or transfer your purchase (they             to speak with an Evergreen service
                        may charge a wiring fee).                                              representative call 1-800-343-2898
                     o  Complete the account application and mail to:                          between 8 a.m. and 6 p.m. Eastern
                          Postal Address:                Overnight Address:                    time, on any business day.
                          Evergreen Funds                Evergreen Funds                    o  If your bank account is set up on
                          P.O. Box 8400                  66 Brooks Drive, Suite 8400           file, you can request either:
                          Boston, MA  02266-8400         Braintree, MA  02184-3800             -  Federal Funds Wire (offers
                     o  Trades received after 4 p.m. Eastern time on market trading               immediate access to funds) or
                        days will receive the next market day's closing price.1                -  Electronic transfer through the
                                                                                                  Automated Clearing House which
                                                                                                  avoids wiring fees.
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Exchange          o  You can make an  additional  investment  by exchange from an existing  Evergreen  Funds account by
                        contacting   your   investment   professional   or  an Evergreen service representative, calling the
                        Evergreen  Express Line at  1-800-346-3858 or visiting our website at www.evergreeninvestments.com. 2
                     o  You can only exchange shares from your account within the same class and under the same registration.
                     o  There is no sales charge or redemption fee when exchanging funds within the Evergreen  Funds family.3
                     o  Orders placed before 4 p.m. Eastern  time on market  trading  days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price.1
                     o  Exchanges are limited to three per calendar quarter,  but in no event more than five per  calendar  year.
                     o  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee.  (See "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page.)
-------------------- ---------------------------------------------------------------------------------------------------------------
Systematic           o  You can transfer money automatically from your bank                 o  To establish automatic investing for
Investment Plan         account into your Fund account on a monthly or quarterly               an existing account, call
(SIP) 4                 basis.                                                                 1-800-343-2898 for an application.
                     o  Initial investment minimum is $50 if you invest at                  o  The minimum is $25 per month or $75
                        least $25 per month with this service.                                 per quarter.
                     o  To enroll, check off the box on the account application             o  You can also establish an investing
                        and provide:                                                           program through direct deposit from
                        -  your bank account information                                       your paycheck. Call 1-800-343-2898
                        -  the amount and date of your monthly or quarterly                    for details.
                           investment.
-------------------- ------------------------------------------------------------------ --------------------------------------------

     1 The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen Funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

     2 Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

     3 This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

     4 Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia and its affiliates when the employee enrolls in a new Evergreen Fund SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia when the employee enrolls in a new Evergreen Fund SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with Wachovia Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

----------------- ---------------------------------------------------------------------------------------------------------------
Methods           Requirements

----------------- ---------------------------------------------------------------------------------------------------------------
----------------- ---------------------------------------------------------------------------------------------------------------
Call Us           o  Call the Evergreen Express Line at 1-800-346-3858 24 hours  a day  or  to  speak  with  an  Evergreen  service representative call  1-800-343-2898  between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o  This service must be authorized  ahead of time,  and is only available  for regular  accounts.1
                  o  All  authorized  requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o  We can either:
                     -  wire the proceeds into your bank account (service charges may apply)
                     -  electronically transmit the proceeds into your bank account via the Automated Clearing House service
                     -  mail you a check.
                  o  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                  o  See  "Exceptions:  Redemption  Requests  That  Require  A Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.
----------------- ---------------------------------------------------------------------------------------------------------------
Write Us          o  You can mail a redemption request to:
                     Postal Address:                Overnight Address:
                     Evergreen Funds                Evergreen Funds
                     P.O. Box 8400                  66 Brooks Drive, Suite 8400
                     Boston, MA  02266-8400         Braintree, MA  02184-3800
                  o  Your letter of instructions must:
                     -  list the Fund name and the account number
                     -  indicate the number of shares or dollar value you wish to redeem
                     -  be signed by the registered owner(s).
                  o  See  "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
                  o  To redeem  from an IRA or other  retirement  account,  call  1-800-343-2898  for special instructions.
----------------- ---------------------------------------------------------------------------------------------------------------
Redeem  Your      o  You may also redeem your  shares by  contacting  your  investment professional or an Evergreen service
Shares in Person     representative.
                  o  A fee may be charged for this service.
----------------- ---------------------------------------------------------------------------------------------------------------
Systematic        o  You can transfer  money  automatically  from your Fund account on a monthly or quarterly basis -
Withdrawal           without  redemption  fees.
Plan (SWP)        o  The  withdrawal  can be  mailed to you,  or  deposited  directly  into your bank account.
                  o  The minimum is $75 per month.
                  o  The maximum is 1.00% of your  account per month or 3.00% per quarter.
                  o  To enroll, call 1-800-343-2898 for instructions.
----------------- ---------------------------------------------------------------------------------------------------------------

1 Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2 The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen Funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o    You are redeeming more than $50,000.
o You want the proceeds transmitted to a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock

OTHER SERVICES

EVERGREEN EXPRESS LINE

1-800-346-3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen Funds portfolio managers.

AUTOMATIC REINVESTMENT OF DISTRIBUTIONS

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

PAYROLL DEDUCTION

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at www.evergreeninvestments.com for more information.

TELEPHONE INVESTMENT PLAN

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

DIVIDEND EXCHANGE

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

REINSTATEMENT PRIVILEGES

Within 90 days of redemption you may reestablish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On any profit you make when you sell any or all of your shares.

FUND DISTRIBUTIONS

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds expect that substantially all of their regular dividends will be exempt from federal income tax, other than the alternative minimum tax. The Funds will distribute two types of taxable income to you:

o DIVIDENDS. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o CAPITAL GAINS. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

DIVIDEND AND CAPITAL GAIN REINVESTMENT

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

PROFITS YOU REALIZE WHEN YOU REDEEM SHARES

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

TAX REPORTING

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

RETIREMENT PLANS

You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

MANAGEMENT FEE

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12B-1 FEES

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class C shares. Up to 1.00% of the average daily net assets of Class C shares may be payable as 12b-1 fees. These fees increase the cost of your INVESTMENT. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

OTHER EXPENSES

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

TOTAL FUND OPERATING EXPENSES

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

                                 Evergreen Funds


INSTITUTIONAL MONEY MARKET FUNDS

Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Prime Cash Management Money Market Fund

MONEY MARKET FUNDS
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

STATE MUNICIPAL BOND FUNDS
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

NATIONAL MUNICIPAL BOND FUNDS
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

SHORT AND INTERMEDIATE TERM BOND FUNDS
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

INTERMEDIATE AND LONG TERM BOND FUNDS
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

BALANCED FUNDS
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

GROWTH AND INCOME FUNDS
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

DOMESTIC  GROWTH FUNDS
Aggressive  Growth Fund
Capital  Growth Fund
Core Equity Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select  Small Cap Growth Fund
Select Strategic  Growth Fund
Small  Company  Growth Fund
Special Equity Fund
Special Values Fund
Stock Selector Fund
Tax Strategic Equity Fund

SECTOR FUNDS
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

GLOBAL AND INTERNATIONAL FUNDS
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

                      Q U I C K R E F E R E N C E G U I D E


1.       EVERGREEN EXPRESS LINE
     CALL 1-800-346-3858
     24 hours a day to
     o check your account
     o order a statement
     o get a Fund's current price, yield and
       total return
     o buy, redeem or exchange Fund shares

2.       SHAREHOLDER SERVICES
     CALL 1-800-343-2898

     Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
     o buy, redeem or exchange shares
     o order applications
     o get assistance with your account

3.       INFORMATION LINE FOR HEARING AND SPEECH
     IMPAIRED (TTY/TDD)

     CALL 1-800-343-2888

     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4.       WRITE US A LETTER

     Evergreen Funds
     P.O. Box 8400
     Boston, MA 02266-8400 o to buy, redeem or exchange shares o to change the registration on your account o for general correspondence

5.       FOR EXPRESS, REGISTERED OR CERTIFIED MAIL

     Evergreen Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA  02184-3800

6.       VISIT US ON-LINE

     www.evergreeninvestments.com

7.       REGULAR COMMUNICATIONS YOU WILL RECEIVE

     ACCOUNT STATEMENTS -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen Funds of any inaccuracies.

     CONFIRMATION NOTICES -- A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen Funds of any inaccuracies.

     ANNUAL AND SEMI-ANNUAL REPORTS -- You will receive a detailed financial report on each Fund you invest in twice a year.

     TAX FORMS -- Each January you will receive any Fund tax information you need to include with your tax returns as well as the Evergreen Funds Tax Information Guide.

FOR MORE INFORMATION ABOUT THE EVERGREEN STATE MUNICIPAL BOND FUNDS, ASK FOR:

THE FUNDS' MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016

                                                        SEC File No.: 811-08367
                                                                     561228

                           EVERGREEN MUNICIPAL TRUST

                       SOUTHERN STATE MUNICIPAL BOND FUNDS

                                     PART A

                                   PROSPECTUS

-------------------------------------
Prospectus, March 27, 2002
-------------------------------------


EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS

Evergreen Georgia Municipal Bond Fund
Evergreen North Carolina Municipal Bond Fund
Evergreen South Carolina Municipal Bond Fund
Evergreen Virginia Municipal Bond Fund

Class C


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                          T A B L E O F C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks...................1

Evergreen Georgia Municipal Bond
Fund.....................................2

Evergreen North Carolina Municipal Bond
Fund.....................................4

Evergreen South Carolina Municipal Bond
Fund.....................................6

Evergreen Virginia Municipal Bond
Fund.....................................8


GENERAL INFORMATION:

The Funds' Investment Advisor ..........10

The Funds' Portfolio Managers ..........10

Calculating the Share Price ............10

How to Choose an Evergreen Fund ........10

How to Choose the Share Class
  That Best Suits You ..................10

How to Buy Shares ......................12

How to Redeem Shares ...................13

Other Services .........................14

The Tax Consequences of
  Investing in the Funds ...............14

Fees and Expenses of the Funds .........15





IN GENERAL, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income exempt from federal income and certain state income taxes, consistent with the preservation of capital. The Funds emphasize investments in securities with higher yields and longer maturities.

FUND SUMMARIES KEY

Each Fund's summary is organized around the following basic topics and questions:

 INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

 INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

 RISK FACTORS

What are the specific risks for an investor in the Fund?

 PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

 EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                      O V E R V I E W   O F   F U N D   R I S K S

  Southern State
  Municipal
  Bond Funds

TYPICALLY RELY ON A COMBINATION OF THE FOLLOWING STRATEGIES:
o normally investing at least 80% of their assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from income or intangibles taxes, as applicable, in the state for which the Fund is named;

o purchasing municipal securities of any maturity or duration, but generally the portfolio's average dollar weighted maturity ranges from 10 to 20 years. The portfolio manager considers bond ratings and the quality of the issuer in his analysis. The Fund selects municipal bonds that hold attractive yields relative to bonds of similar credit quality and interest rate sensitivity;

o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

MAY BE APPROPRIATE FOR INVESTORS WHO:

o        seek a high quality portfolio of municipal bond funds; and
o seek income which is exempt from federal regular and state income or intangibles tax.

Following  this  overview,  you will find  information  on each Fund's  specific
investment   strategies  and  risks.   Also  see  the  Statement  of  Additional
Information for further information on the state specific risks of your Fund.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment goal, and, if employed, could result in a lower return and loss of market opportunity.

RISK FACTORS FOR ALL MUTUAL FUNDS

Please remember that an investment in a mutual fund is:
o        not guaranteed to achieve its investment goal
o        not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

FOLLOWING ARE SOME OF THE MOST IMPORTANT FACTORS THAT MAY AFFECT THE VALUE OF YOUR INVESTMENT. OTHER FACTORS MAY BE DESCRIBED IN THE DISCUSSION FOLLOWING THIS
OVERVIEW:

INTEREST RATE RISK

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

CREDIT RISK

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.

BELOW INVESTMENT GRADE BOND RISK

Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

NON-DIVERSIFICATION RISK

An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest up to 25% of its assets in a single issuer and up to 50% of its assets may consist of securities of only two issuers. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in the portfolio of a fund which invests in numerous issuers.

CONCENTRATION RISK

An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal bond issuers to pay interest and principal on their debt obligations.

EVERGREEN GEORGIA MUNICIPAL BOND FUND

FUND FACTS:

GOALS:

o        Current Income Exempt from Federal Income Tax and State Income Tax
o        Preservation of Capital

PRINCIPAL INVESTMENT:

o        Municipal Securities

CLASS OF SHARES
OFFERED IN THIS
PROSPECTUS:
o        Class C

INVESTMENT ADVISOR:

o        Evergreen Investment Management Company, LLC

PORTFOLIO MANAGER:
o        Charles E. Jeanne, CFA

DIVIDEND PAYMENT

SCHEDULE:

o        Monthly

   INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income tax, consistent with preservation of capital.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from income taxes in the State of Georgia. The Fund may also invest up to 20% of its assets in high quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager. Although it is not currently intended to be a primary investment strategy, the Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization or, if not rated, are determined to be of comparable quality by the Fund's portfolio manager, but the Fund will not invest in bonds that are deemed to be rated below B. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK
o        BELOW INVESTMENT GRADE BOND RISK
o        NON-DIVERSIFICATION RISK
o        CONCENTRATION RISK

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE (BOTH BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares' inception on 7/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS A SHARES (%)(1)
1994    -9.64
1995    19.80
1996    3.17
1997     10.45
1998     6.08
1999     -3.27
2000     9.20
2001     5.10
BEST QUARTER:         3RD QUARTER 2001            +10.67%(1)
WORST QUARTER:        1ST QUARTER 1994            -8.72%(1)

The next table lists the Fund's average annual total return for Class A over the past one and five years and since inception (through 12/31/2001), including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI), an unmanaged broad-based market performance benchmark for the investment grade tax-exempt bond market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIOD ENDED 12/31/2001) (1)

                Inception                            Performance
                 Date of                       10       Since
                  Class     1 year    5 year   year   7/2/1993

Class A         7/2/1993    0.13%     4.37%    N/A      4.37%
Class A (2)     7/2/1993    0.12%     4.34%    N/A      4.35%
  (after taxes on distributions)
Class A (2)     7/2/1993    1.87%     4.46%    N/A      4.44%
  (after taxes on distributions and sale of Fund shares)
LBMBI                       5.13%     5.98%    N/A      5.92%

(1) Since Class C has no previous operating history, the performance shown is for Class A which is not offered in this prospectus. The performance of Class C would differ only to the extent that the classes do not have the same expenses or sales charges. The historical returns shown above include the effects of Rule 12b-1 fees and, where necessary, the sales charges applicable to Class A. The 12b-1 fees are 0.25% for Class A and 1.00% for Class C. The maximum sales charge for Class A is 4.75% and the maximum deferred sales charge for Class C is 2.00%. If Class C had been in existence for the periods presented above, its returns would have been different.

(2) The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
SHAREHOLDER TRANSACTION
   EXPENSES                                             CLASS C
Maximum sales charge imposed on                         2.00%
purchases (as a % of offering price)

Maximum deferred sales charge                           None
(as a % of either the redemption
amount or initial investment,
whichever is lower)


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (3)

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses Operating Expenses (4)
Class C      0.42%     1.00%     0.23%         1.65%
(3) Estimated for the fiscal year ending 8/31/2002.
(4) From time to time, From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers. Including fee waivers, Total Fund Operating Expenses are estimated to be 1.52% for Class C.

The table below shows the total expenses you would pay on a $10,000 investment in Class C shares over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

                ASSUMING REDEMPTION             ASSUMING NO
                  AT END OF PERIOD            REDEMPTION
After:
1 year                  $368                   $168
3 years                 $520                   $520
5 years                 $897                   $897
10 years               $1,955                 $1,955

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

FUND FACTS:

GOALS:

o        Current Income Exempt from Federal Income Tax and State Income Tax
o        Preservation of Capital

PRINCIPAL INVESTMENT:

o        Municipal Securities

CLASS OF SHARES
OFFERED IN THIS
PROSPECTUS:
o        Class C

INVESTMENT ADVISOR:

o        Evergreen Investment Management Company, LLC

PORTFOLIO MANAGER:

o        Richard K. Marrone

DIVIDEND PAYMENT

SCHEDULE:

o        Monthly

   INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income tax, consistent with preservation of capital.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income taxes, other than the alternative minimum tax, and from income taxes in the State of North Carolina. The Fund may also invest up to 20% of its assets in high quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager. The Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization or, if not rated, are determined to be of comparable quality by the Fund's portfolio manager, but the Fund will not invest in bonds that are deemed to be rated below
B. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK
o        BELOW INVESTMENT GRADE BOND RISK
o        NON-DIVERSIFICATION RISK
o        CONCENTRATION RISK

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.

   PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE (BOTH BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares' inception on 1/11/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS A SHARES (%)(1)
1994     -9.12
1995     20.76
1996     1.54
1997     10.38
1998     5.83
1999     -3.86
2000     8.98
2001     4.80
BEST QUARTER:        3RD QUARTER 2001             +9.94%(1)
WORST QUARTER:       1ST QUARTER 1994             -7.47%(1)

The next table lists the Fund's average annual total return for Class A over the past one and five years and since inception (through 12/31/2001), including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI), an unmanaged broad-based market performance benchmark for the investment grade tax-exempt bond market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIOD ENDED 12/31/2001) (1)

               Inception                            Performance
               Date of                      10         Since
                 Class     1 year   5 year   year    1/11/1993

Class A        1/11/1993   -0.21%   4.08%    N/A       4.74%
Class A (2)    1/11/1993   -0.23%   4.03%    N/A       4.69%
  (after taxes on distributions)
Class A (2)    1/11/1993   1.72%    4.23%    N/A       4.75%
  (after taxes on distributions and sale of Fund shares)
LBMBI                      5.13%    5.98%    N/A       6.39%

(1) Since Class C has no previous operating history, the performance shown is for Class A which is not offered in this prospectus. The performance of Class C would differ only to the extent that the classes do not have the same expenses or sales charges. The historical returns shown above include the effects of Rule 12b-1 fees and, where necessary, the sales charges applicable to Class A. The 12b-1 fees are 0.25% for Class A and 1.00% for Class C. The maximum sales charge for Class A is 4.75% and the maximum deferred sales charge for Class C is 2.00%. If Class C had been in existence for the periods presented above, its returns would have been different.

(2) The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
SHAREHOLDER TRANSACTION
    EXPENSES                                CLASS C
Maximum sales charge imposed on             2.00%
purchases (as a % of offering price)

Maximum deferred sales charge               None
(as a % of either the redemption
amount or initial investment,
whichever is lower)


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (3)

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses Operating Expenses(4)
Class C      0.42%     1.00%     0.19%         1.61%
(3) Estimated for the fiscal year ending 8/31/2002.
(4) From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers. Including fee waivers, Total Fund Operating Expenses are estimated to be 1.35% for Class C.

The table below shows the total expenses you would pay on a $10,000 investment in Class C shares over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

                ASSUMING REDEMPTION             ASSUMING NO
                  AT END OF PERIOD            REDEMPTION
After:
1 year                  $364                   $164
3 years                 $508                   $508
5 years                 $876                   $876
10 years               $1,911                 $1,911

EVERGREEN  SOUTH CAROLINA MUNICIPAL BOND FUND

FUND FACTS:

GOALS:

o        Current Income Exempt from Federal Income Tax and State Income Tax
o        Preservation of Capital

PRINCIPAL INVESTMENT:

o        Municipal Securities

CLASS OF SHARES
OFFERED IN THIS
PROSPECTUS:
o        Class C

INVESTMENT ADVISOR:

o        Evergreen Investment Management Company, LLC

PORTFOLIO MANAGER:
o        Charles E. Jeanne, CFA

DIVIDEND PAYMENT

SCHEDULE:

o        Monthly

   INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income tax, consistent with preservation of capital.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from income taxes in the State of South Carolina. The Fund may also invest up to 20% of its assets in high quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager. Although it is not currently intended to be a primary investment strategy, the Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization or, if not rated, are determined to be of comparable quality by the Fund's portfolio manager, but the Fund will not invest in bonds that are deemed to be rated below
B. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK
o        BELOW INVESTMENT GRADE BOND RISK
o        NON-DIVERSIFICATION RISK
o        CONCENTRATION RISK

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.

   PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE (BOTH BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares' inception on 1/3/1994. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS A SHARES (%)(1)
1994     -9.32
1995     21.81
1996     4.49
1997     9.59
1998     6.03
1999     -3.04
2000     9.64
2001     4.95
BEST QUARTER:        3RD QUARTER 2001             +11.35%(1)
WORST QUARTER:       4TH QUARTER 2001             -3.03%(1)

The next table lists the Fund's average annual total return for Class As over the past one and five years and since inception (through 12/31/2001), including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI), an unmanaged broad-based market performance benchmark for the investment grade tax-exempt bond market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIOD ENDED 12/31/2001) (1)

               Inception                           Performance
                Date of                     10        Since
                 Class     1 year   5 year  year    1/3/1994

Class A        1/3/1994    -0.06%   4.32%    N/A      4.53%
Class A (2)    1/3/1994    -0.07%   4.22%    N/A      4.47%
  (after taxes on distributions)
Class A (2)    2/28/1994   1.65%    4.35%    N/A      4.54%
  (after taxes on distributions and sale of Fund shares)
LBMBI                      5.13%    5.98%    N/A      5.67%

(1) Since Class C has no previous operating history, the performance shown is for Class A which is not offered in this prospectus. The performance of Class C would differ only to the extent that the classes do not have the same expenses or sales charges. The historical returns shown above include the effects of Rule 12b-1 fees and, where necessary, the sales charges applicable to Class A. The 12b-1 fees are 0.25% for Class A and 1.00% for Class C. The maximum sales charge for Class A is 4.75% and the maximum deferred sales charge for Class C is 2.00%. If Class C had been in existence for the periods presented above, its returns would have been different.

(2) The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
SHAREHOLDER TRANSACTION

   EXPENSES                                CLASS C
Maximum sales charge imposed on             2.00%
purchases (as a % of offering price)

Maximum deferred sales charge               None
(as a % of either the redemption
amount or initial investment,
whichever is lower)


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (3)

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses  Operating Expenses

 Class C     0.42%     1.00%     0.22%         1.64%
(3) Estimated for the fiscal year ending 8/31/2002.

The table below shows the total expenses you would pay on a $10,000 investment for Class C shares over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

                ASSUMING REDEMPTION             ASSUMING NO
                  AT END OF PERIOD            REDEMPTION
After:
1 year                  $367                   $167
3 years                 $517                   $517
5 years                 $892                   $892
10 years               $1,944                 $1,944

EVERGREEN VIRGINIA MUNICIPAL BOND FUND

FUND FACTS:

GOALS:

o        Current Income Exempt from Federal Income Tax and State Income Tax
o        Preservation of Capital

PRINCIPAL INVESTMENT:

o        Municipal Securities

CLASS OF SHARES
OFFERED IN THIS
PROSPECTUS:
o        Class C

INVESTMENT ADVISOR:

o        Evergreen Investment Management Company, LLC

PORTFOLIO MANAGER:
o        Charles E. Jeanne, CFA

DIVIDEND PAYMENT

SCHEDULE:

o        Monthly

   INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income tax, consistent with preservation of capital.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from income taxes in the Commonwealth of Virginia. The Fund may also invest up to 20% of its assets in high quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager. Although it is not currently intended to be a primary investment strategy, the Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization or, if not rated, are determined to be of comparable quality by the Fund's portfolio manager, but the Fund will not invest in bonds that are deemed to be rated below
B. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK
o        BELOW INVESTMENT GRADE BOND RISK
o        NON-DIVERSIFICATION RISK
o        CONCENTRATION RISK

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.

   PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE (BOTH BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares' inception on 7/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS A SHARES (%)(1)
1994    -8.60
1995    20.32
1996    2.79
1997     9.56
1998     6.32
1999     -2.48
2000     9.69
2001     5.24
BEST QUARTER:        3RD QUARTER 2001             +10.41%(1)
WORST QUARTER:       1ST QUARTER 1994             -8.02%(1)

The next table lists the Fund's average annual total return for Class A over the past one and five years and since inception (through 12/31/2001), including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI), an unmanaged broad-based market performance benchmark for the investment grade tax-exempt bond market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIOD ENDED 12/31/2001) (1)

                Inception                          Performance
                Date of                     10        Since
                 Class     1 year   5 year  year    7/2/1993

Class A         7/2/1993   0.27%    4.55%    N/A      4.61%
Class A (2)     7/2/1993   0.26%    4.51%    N/A      4.58%
  (after taxes on distributions)
Class A (2)    7/2/1993    1.89%    4.58%    N/A      4.62%
  (after taxes on distributions and sale of Fund shares)
LBMBI                      5.13%    5.98%    N/A      5.92%

(1) Since Class C has no previous operating history, the performance shown is for Class A which is not offered in this prospectus. The performance of Class C would differ only to the extent that the classes do not have the same expenses or sales charges. The historical returns shown above include the effects of Rule 12b-1 fees and, where necessary, the sales charges applicable to Class A. The 12b-1 fees are 0.25% for Class A and 1.00% for Class C. The maximum sales charge for Class A is 4.75% and the maximum deferred sales charge for Class C is 2.00%. If Class C had been in existence for the periods presented above, its returns would have been different.

(2) The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based the Fund's fiscal year end.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
SHAREHOLDER TRANSACTION

   EXPENSES                                CLASS C
Maximum sales charge imposed on             2.00%
purchases (as a % of offering price)

Maximum deferred sales charge               None
(as a % of either the redemption
amount or initial investment,
whichever is lower)


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (3)

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses  Operating Expenses

Class C      0.42%     1.00%     0.19%         1.61%
(3) Estimated for the fiscal year ending 8/31/2002.

The table below shows the total expenses you would pay on a $10,000 investment for Class C shares over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

                ASSUMING REDEMPTION             ASSUMING NO
                  AT END OF PERIOD            REDEMPTION
After:
1 year                  $364                   $164
3 years                 $508                   $508
5 years                 $876                   $876
10 years               $1,911                 $1,911

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of Wachovia Corporation (Wachovia) (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $317 billion in consolidated assets as of 2/28/2002. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and manages $104 billion in assets for 129 of the Evergreen and Wachovia Funds as of 2/28/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts, 02116.

For the fiscal year ended 8/31/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                          % OF THE FUND'S
FUND                                     AVERAGE NET ASSETS*
Georgia Municipal Bond Fund                    0.30%
North Carolina Municipal Bond Fund             0.16%
South Carolina Municipal Bond Fund             0.42%
Virginia Municipal Bond Fund                   0.42%

* Effective May 11, 2001, the investment advisory contracts for the Funds were transferred to EIMC. There were no changes in advisory fee rates.

THE FUNDS' PORTFOLIO MANAGERS

NORTH CAROLINA MUNICIPAL BOND FUND

Richard K. Marrone has managed North Carolina Municipal Bond Fund since January 1993. Mr. Marrone has been a Vice President and Senior Fixed Income portfolio manager since 1993 when he became affiliated with EIMC or one of its predecessors.

GEORGIA MUNICIPAL BOND FUND
SOUTH CAROLINA MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND

Charles E. Jeanne, CFA, has managed Georgia Municipal Bond Fund since November 1997, South Carolina Municipal Bond Fund since January 1997, and Virginia Municipal Bond Fund since July 1993. Mr. Jeanne has been affiliated with EIMC or one of its predecessors since July 1989 and has been a portfolio manager since January 1992 and a Vice President since 1996.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Funds offer up to four different share classes. Only Class C shares are offered in this prospectus. Class C has its own sales charge. Pay particularly close attention to the fee structure described below so you know how much you will be paying before you invest.

CLASS C

When purchasing Class C shares, you do not pay a front-end sales charge. However, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. In addition, your shares are subject to an expense known as 12b-1 fees. These 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares were held, as shown below:

         TIME HELD                                         MAXIMUM DEFERRED
                                                            SALES CHARGE
Month of Purchase + First 12 Month Period                     2.00%
Month of Purchase + Second 12 Month Period                    1.00%
Thereafter                                                    0.00%
Dealer Allowance                                              2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

WAIVER OF CLASS C DEFERRED SALES CHARGES

You will not be assessed a deferred sales charge for Class C shares if you redeem shares in the following situations: o When the shares were purchased through reinvestment of dividends/capital gains o Death or disability o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

CALCULATING THE DEFERRED SALES CHARGE

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the net asset value of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest, in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by NASD Regulation, Inc., paid to Evergreen Distributors, Inc. (EDI) or its predecessor.

PROMOTIONAL INCENTIVES ON DEALER COMMISSIONS

EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please consult the Statement of Additional Information for more information regarding promotional incentives.

HOW TO BUY SHARES

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen Funds service representative.

---------------- --------------- -------------
                 Minimum         Minimum
                 Initial         Additional
                 Purchase of     Purchases
                 Class C shares
---------------- --------------- -------------
Regular          $1,000          None
Accounts
---------------- --------------- -------------
IRAs             $250            None
---------------- --------------- -------------
Systematic       $50             $25/monthly
Investment Plan
---------------- --------------- -------------

-------------------- ---------------------------------------------------------------------- ----------------------------------------
Method               Opening an Account                                                     Adding to an Account
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Mail or through   o  Complete and sign the account application. Applications may         o  Make your check payable to
an Investment           be downloaded off our website at www.evergreeninvestments.com.         Evergreen Funds.
Professional         o  Make the check payable to Evergreen Funds. Cash, credit             o  Write a note specifying:
                        cards, third party checks, credit card checks or money orders          -  the Fund name
                        will not be accepted.                                                  -  share class
                     o  Mail the application and your check to the address below:              -  your account number
                          Postal Address:                Overnight Address:                    -  the name(s) in which the account
                          Evergreen Funds                Evergreen Funds                          is registered.
                          P.O. Box 8400                  66 Brooks Drive, Suite 8400        o  Mail to the address to the left
                          Boston, MA  02266-8400         Braintree, MA  02184-3800             or deliver to your investment
                     o  Or deliver them to your investment professional (provided              professional (provided he or she has
                        he or she has a broker-dealer arrangement with EDI.)                   a broker-dealer arrangement with
                                                                                               EDI.)
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Phone             o  Call 1-800-343-2898 to set up an account number and get             o  Call the Evergreen Express Line
                        wiring instructions.                                                   at 1-800-346-3858 24 hours a day or
                     o  Instruct your bank to wire or transfer your purchase (they             to speak with an Evergreen service
                        may charge a wiring fee).                                              representative call 1-800-343-2898
                     o  Complete the account application and mail to:                          between 8 a.m. and 6 p.m. Eastern
                          Postal Address:                Overnight Address:                    time, on any business day.
                          Evergreen Funds                Evergreen Funds                    o  If your bank account is set up on
                          P.O. Box 8400                  66 Brooks Drive, Suite 8400           file, you can request either:
                          Boston, MA  02266-8400         Braintree, MA  02184-3800             -  Federal Funds Wire (offers
                     o  Trades received after 4 p.m. Eastern time on market trading               immediate access to funds) or
                        days will receive the next market day's closing price.1                -  Electronic transfer through the
                                                                                                  Automated Clearing House which
                                                                                                  avoids wiring fees.
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Exchange          o  You can make an  additional  investment  by exchange from an existing  Evergreen  Funds account by
                        contacting   your   investment   professional   or  an Evergreen service representative, calling the
                        Evergreen  Express Line at  1-800-346-3858 or visiting our website at www.evergreeninvestments.com. 2
                     o  You can only exchange shares from your account within the same class and under the same registration.
                     o  There is no sales charge or redemption fee when exchanging funds within the Evergreen  Funds family.3
                     o  Orders placed before 4 p.m. Eastern  time on market  trading  days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price.1
                     o  Exchanges are limited to three per calendar quarter,  but in no event more than five per  calendar  year.
                     o  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee.  (See "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page.)
-------------------- ---------------------------------------------------------------------------------------------------------------
Systematic           o  You can transfer money automatically from your bank                 o  To establish automatic investing for
Investment Plan         account into your Fund account on a monthly or quarterly               an existing account, call
(SIP) 4                 basis.                                                                 1-800-343-2898 for an application.
                     o  Initial investment minimum is $50 if you invest at                  o  The minimum is $25 per month or $75
                        least $25 per month with this service.                                 per quarter.
                     o  To enroll, check off the box on the account application             o  You can also establish an investing
                        and provide:                                                           program through direct deposit from
                        -  your bank account information                                       your paycheck. Call 1-800-343-2898
                        -  the amount and date of your monthly or quarterly                    for details.
                           investment.
-------------------- ------------------------------------------------------------------ --------------------------------------------

     1 The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen Funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

     2 Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

     3 This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

     4 Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia and its affiliates when the employee enrolls in a new Evergreen Fund SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia when the employee enrolls in a new Evergreen Fund SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with Wachovia Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

----------------- ---------------------------------------------------------------------------------------------------------------
Methods           Requirements

----------------- ---------------------------------------------------------------------------------------------------------------
----------------- ---------------------------------------------------------------------------------------------------------------
Call Us           o  Call the Evergreen Express Line at 1-800-346-3858 24 hours  a day  or  to  speak  with  an  Evergreen  service representative call  1-800-343-2898  between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o  This service must be authorized  ahead of time,  and is only available  for regular  accounts.1
                  o  All  authorized  requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o  We can either:
                     -  wire the proceeds into your bank account (service charges may apply)
                     -  electronically transmit the proceeds into your bank account via the Automated Clearing House service
                     -  mail you a check.
                  o  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                  o  See  "Exceptions:  Redemption  Requests  That  Require  A Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.
----------------- ---------------------------------------------------------------------------------------------------------------
Write Us          o  You can mail a redemption request to:
                     Postal Address:                Overnight Address:
                     Evergreen Funds                Evergreen Funds
                     P.O. Box 8400                  66 Brooks Drive, Suite 8400
                     Boston, MA  02266-8400         Braintree, MA  02184-3800
                  o  Your letter of instructions must:
                     -  list the Fund name and the account number
                     -  indicate the number of shares or dollar value you wish to redeem
                     -  be signed by the registered owner(s).
                  o  See  "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
                  o  To redeem  from an IRA or other  retirement  account,  call  1-800-343-2898  for special instructions.
----------------- ---------------------------------------------------------------------------------------------------------------
Redeem  Your      o  You may also redeem your  shares by  contacting  your  investment professional or an Evergreen service
Shares in Person     representative.
                  o  A fee may be charged for this service.
----------------- ---------------------------------------------------------------------------------------------------------------
Systematic        o  You can transfer  money  automatically  from your Fund account on a monthly or quarterly basis -
Withdrawal           without  redemption  fees.
Plan (SWP)        o  The  withdrawal  can be  mailed to you,  or  deposited  directly  into your bank account.
                  o  The minimum is $75 per month.
                  o  The maximum is 1.00% of your  account per month or 3.00% per quarter.
                  o  To enroll, call 1-800-343-2898 for instructions.
----------------- ---------------------------------------------------------------------------------------------------------------

1 Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2 The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen Funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o    You are redeeming more than $50,000.
o You want the proceeds transmitted to a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock

OTHER SERVICES

EVERGREEN EXPRESS LINE

1-800-346-3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen Funds portfolio managers.

AUTOMATIC REINVESTMENT OF DISTRIBUTIONS

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

PAYROLL DEDUCTION

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at www.evergreeninvestments.com for more information.

TELEPHONE INVESTMENT PLAN

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

DIVIDEND EXCHANGE

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

REINSTATEMENT PRIVILEGES

Within 90 days of redemption you may reestablish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On any profit you make when you sell any or all of your shares.

FUND DISTRIBUTIONS

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds expect that substantially all of their regular dividends will be exempt from federal income tax, other than the alternative minimum tax. The Funds will distribute two types of taxable income to you:

o DIVIDENDS. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o CAPITAL GAINS. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

DIVIDEND AND CAPITAL GAIN REINVESTMENT

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

PROFITS YOU REALIZE WHEN YOU REDEEM SHARES

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

TAX REPORTING

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

RETIREMENT PLANS

You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

MANAGEMENT FEE

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12B-1 FEES

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class C shares. Up to 1.00% of the average daily net assets of Class C shares may be payable as 12b-1 fees. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

OTHER EXPENSES

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

TOTAL FUND OPERATING EXPENSES

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

                                 Evergreen Funds



HOW TO BUY SHARES

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen Funds service representative.

---------------- --------------- -------------
                 Minimum         Minimum
                 Initial         Additional
                 Purchase of     Purchases
                 Class C shares
---------------- --------------- -------------
Regular          $1,000          None
Accounts
---------------- --------------- -------------
IRAs             $250            None
---------------- --------------- -------------
Systematic       $50             $25/monthly
Investment Plan
---------------- --------------- -------------

-------------------- ---------------------------------------------------------------------- ----------------------------------------
Method               Opening an Account                                                     Adding to an Account
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Mail or through   o  Complete and sign the account application. Applications may         o  Make your check payable to
an Investment           be downloaded off our website at www.evergreeninvestments.com.         Evergreen Funds.
Professional         o  Make the check payable to Evergreen Funds. Cash, credit             o  Write a note specifying:
                        cards, third party checks, credit card checks or money orders          -  the Fund name
                        will not be accepted.                                                  -  share class
                     o  Mail the application and your check to the address below:              -  your account number
                          Postal Address:                Overnight Address:                    -  the name(s) in which the account
                          Evergreen Funds                Evergreen Funds                          is registered.
                          P.O. Box 8400                  66 Brooks Drive, Suite 8400        o  Mail to the address to the left
                          Boston, MA  02266-8400         Braintree, MA  02184-3800             or deliver to your investment
                     o  Or deliver them to your investment professional (provided              professional (provided he or she has
                        he or she has a broker-dealer arrangement with EDI.)                   a broker-dealer arrangement with
                                                                                               EDI.)
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Phone             o  Call 1-800-343-2898 to set up an account number and get             o  Call the Evergreen Express Line
                        wiring instructions.                                                   at 1-800-346-3858 24 hours a day or
                     o  Instruct your bank to wire or transfer your purchase (they             to speak with an Evergreen service
                        may charge a wiring fee).                                              representative call 1-800-343-2898
                     o  Complete the account application and mail to:                          between 8 a.m. and 6 p.m. Eastern
                          Postal Address:                Overnight Address:                    time, on any business day.
                          Evergreen Funds                Evergreen Funds                    o  If your bank account is set up on
                          P.O. Box 8400                  66 Brooks Drive, Suite 8400           file, you can request either:
                          Boston, MA  02266-8400         Braintree, MA  02184-3800             -  Federal Funds Wire (offers
                     o  Trades received after 4 p.m. Eastern time on market trading               immediate access to funds) or
                        days will receive the next market day's closing price.1                -  Electronic transfer through the
                                                                                                  Automated Clearing House which
                                                                                                  avoids wiring fees.
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Exchange          o  You can make an  additional  investment  by exchange from an existing  Evergreen  Funds account by
                        contacting   your   investment   professional   or  an Evergreen service representative, calling the
                        Evergreen  Express Line at  1-800-346-3858 or visiting our website at www.evergreeninvestments.com. 2
                     o  You can only exchange shares from your account within the same class and under the same registration.
                     o  There is no sales charge or redemption fee when exchanging funds within the Evergreen  Funds family.3
                     o  Orders placed before 4 p.m. Eastern  time on market  trading  days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price.1
                     o  Exchanges are limited to three per calendar quarter,  but in no event more than five per  calendar  year.
                     o  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee.  (See "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page.)
-------------------- ---------------------------------------------------------------------------------------------------------------
Systematic           o  You can transfer money automatically from your bank                 o  To establish automatic investing for
Investment Plan         account into your Fund account on a monthly or quarterly               an existing account, call
(SIP) 4                 basis.                                                                 1-800-343-2898 for an application.
                     o  Initial investment minimum is $50 if you invest at                  o  The minimum is $25 per month or $75
                        least $25 per month with this service.                                 per quarter.
                     o  To enroll, check off the box on the account application             o  You can also establish an investing
                        and provide:                                                           program through direct deposit from
                        -  your bank account information                                       your paycheck. Call 1-800-343-2898
                        -  the amount and date of your monthly or quarterly                    for details.
                           investment.
-------------------- ------------------------------------------------------------------ --------------------------------------------

     1 The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen Funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

     2 Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

     3 This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

     4 Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia and its affiliates when the employee enrolls in a new Evergreen Fund SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia when the employee enrolls in a new Evergreen Fund SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with Wachovia Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

----------------- ---------------------------------------------------------------------------------------------------------------
Methods           Requirements

----------------- ---------------------------------------------------------------------------------------------------------------
----------------- ---------------------------------------------------------------------------------------------------------------
Call Us           o  Call the Evergreen Express Line at 1-800-346-3858 24 hours  a day  or  to  speak  with  an  Evergreen  service representative call  1-800-343-2898  between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o  This service must be authorized  ahead of time,  and is only available  for regular  accounts.1
                  o  All  authorized  requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o  We can either:
                     -  wire the proceeds into your bank account (service charges may apply)
                     -  electronically transmit the proceeds into your bank account via the Automated Clearing House service
                     -  mail you a check.
                  o  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                  o  See  "Exceptions:  Redemption  Requests  That  Require  A Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.
----------------- ---------------------------------------------------------------------------------------------------------------
Write Us          o  You can mail a redemption request to:
                     Postal Address:                Overnight Address:
                     Evergreen Funds                Evergreen Funds
                     P.O. Box 8400                  66 Brooks Drive, Suite 8400
                     Boston, MA  02266-8400         Braintree, MA  02184-3800
                  o  Your letter of instructions must:
                     -  list the Fund name and the account number
                     -  indicate the number of shares or dollar value you wish to redeem
                     -  be signed by the registered owner(s).
                  o  See  "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
                  o  To redeem  from an IRA or other  retirement  account,  call  1-800-343-2898  for special instructions.
----------------- ---------------------------------------------------------------------------------------------------------------
Redeem  Your      o  You may also redeem your  shares by  contacting  your  investment professional or an Evergreen service
Shares in Person     representative.
                  o  A fee may be charged for this service.
----------------- ---------------------------------------------------------------------------------------------------------------
Systematic        o  You can transfer  money  automatically  from your Fund account on a monthly or quarterly basis -
Withdrawal           without  redemption  fees.
Plan (SWP)        o  The  withdrawal  can be  mailed to you,  or  deposited  directly  into your bank account.
                  o  The minimum is $75 per month.
                  o  The maximum is 1.00% of your  account per month or 3.00% per quarter.
                  o  To enroll, call 1-800-343-2898 for instructions.
----------------- ---------------------------------------------------------------------------------------------------------------

1 Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2 The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen Funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o    You are redeeming more than $50,000.
o You want the proceeds transmitted to a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock

                      Q U I C K   R E F E R E N C E   G U I D E


1.       EVERGREEN EXPRESS LINE
     CALL 1-800-346-3858
     24 hours a day to
     o check your account
     o order a statement
     o get a Fund's current price, yield and
       total return
     o buy, redeem or exchange Fund shares

2.       SHAREHOLDER SERVICES
     CALL 1-800-343-2898

     Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
     o buy, redeem or exchange shares
     o order applications
     o get assistance with your account

3.       INFORMATION LINE FOR HEARING AND SPEECH
     IMPAIRED (TTY/TDD)

     CALL 1-800-343-2888

     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4.       WRITE US A LETTER

     Evergreen Funds
     P.O. Box 8400
     Boston, MA 02266-8400 o to buy, redeem or exchange shares o to change the registration on your account o for general correspondence

5.       FOR EXPRESS, REGISTERED OR CERTIFIED MAIL

     Evergreen Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA  02184-3800

6.       VISIT US ON-LINE

     www.evergreeninvestments.com

7.       REGULAR COMMUNICATIONS YOU WILL RECEIVE

     ACCOUNT STATEMENTS -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen Funds of any inaccuracies.

     CONFIRMATION NOTICES -- A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen Funds of any inaccuracies.

     ANNUAL AND SEMI-ANNUAL REPORTS -- You will receive a detailed financial report on each Fund you invest in twice a year.

     TAX FORMS -- Each January you will receive any Fund tax information you need to include with your tax returns as well as the Evergreen Funds Tax Information Guide.

FOR MORE INFORMATION ABOUT THE EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS, ASK FOR:

THE FUNDS' MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.

                                 90 Park Avenue

                            New York, New York 10016

                                                        SEC File No.: 811-08367
                                                                       561229

                            EVERGREEN MUNICIPAL TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                SUPPLEMENT TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                           (COLLECTIVELY THE "FUNDS")

I.       Effective March 1, 2002, the Funds' Statement of Additional Information
(SAI) has been revised. The section entitled "Management of the Trust" in part two of the SAI is replaced with the following:

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended March 31, 2001, the Executive Committee held seven committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations should be mailed to the Secretary of Evergreen Funds, 200 Berkeley Street, Boston, MA 02116. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that they deem appropriate. For the fiscal year ended March 31, 2001, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen Funds, reviews the performance of the other service providers to the Evergreen Funds, and assesses the performance of the Evergreen Funds. For the fiscal year ended March 31, 2001, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of           Other

                                        Beginning                                                 Portfolios       Directorships
        Name and            Position     Year of                                                  Overseen in       held outside
      Date of Birth           with       Term of       Principal Occupations for Last Five      Evergreen Funds     of Evergreen
                             Trust       Office*                      Years                         complex        Funds complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; The Francis
                                                     Ouimet Society; Former Investment
                                                     Counselor, Appleton Partners, Inc.
Charles A. Austin III                                (investment advice); Former Director,
DOB: 10/23/34                                        Executive Vice President and Treasurer,
                                                     State Street Research & Management
                                                     Company (investment advice); Former
                                                     Director, Health Development Corp.
                            Trustee        1991      (fitness-wellness centers); Former               98                None
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Chairman   and   President,
                                                     Oldways   Preservation  and
                                                     Exchange Trust (education);
                                                     Trustee,    Treasurer   and
                                                     Chairman   of  the  Finance
                                                     Committee,        Cambridge
                                                     College;   Former  Managing
                                                     Partner,  Roscommon Capital
                                                     Corp.;

K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/38                                        and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             98                None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Leroy Keith, Jr.            Trustee        1983      Partner, Stonington Partners, Inc.               98          Trustee,
DOB: 2/14/39                                         (private investment firm); Trustee of                        Phoenix
                                                     Phoenix Series Fund, Phoenix Multi-                          Series Fund,
                                                     Portfolio Fund, and The Phoenix Big                          Phoenix Multi-
                                                     Edge Series Fund; Former Chairman                            Portfolio Fund,
                                                     of the Board and Chief Executive                             and The Phoenix
                                                     Officer, Carson Products Company                             Big Edge Series
                                                     (manufacturing); Former Director of                          Fund
                                                     Phoenix Total Return Fund and Equifax,
                                                     Inc. (worldwide information management);
                                                     Former President, Morehouse College;
                                                     Former Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Sales Manager, SMI-STEEL - South
                                                     Carolina (steel producer); Former Sales
Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/39                                         Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               98                None
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Thomas L. McVerry           Trustee        1993      Director of Carolina Cooperative Credit          98                None
DOB: 8/2/38                                          Union; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                                                     Funds and Cash Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
William Walt Pettit         Trustee        1984      Partner and Vice President in the law            98                None
DOB: 8/26/55                                         firm of Kellam & Pettit, P.A.; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          98                None
DOB: 9/19/41                                         (new business development/consulting
                                                     company); Managing Director, Kennedy
                                                     Information, Inc. (executive recruitment
                                                     information and research company);
                                                     Trustee, 411 Technologies, LLP
                                                     (communications); Director, J&M Cumming
                                                     Paper   Co. (paper merchandising);
                                                     Columnist, Commerce   and Industry
                                                     Association of New Jersey; Former  Vice
                                                     Chairman, DHR International, Inc.
                                                     (executive  recruitment);  Former Senior Vice
                                                     President, Boyden International Inc.
                                                     (executive    recruitment); Former  Director,
                                                     Mentor Income Fund, Inc.; Former Trustee,
                                                     Mentor  Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Russell A. Salton, III MD   Trustee        1984      Medical Director, Healthcare Resource            98                None
DOB: 6/2/47                                          Associates,   Inc.;  Former
                                                     Medical   Director,    U.S.
                                                     Health   Care/Aetna  Health
                                                     Services;            Former
                                                     Consultant,  Managed Health
                                                     Care;   Former   President,
                                                     Primary   Physician   Care;
                                                     Former   Director,   Mentor
                                                     Income Fund,  Inc.;  Former
                                                     Trustee,  Mentor  Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Michael S. Scofield         Trustee        1984      Attorney, Law Offices of                         98                None
DOB: 2/20/43                                         Michael S. Scofield; Former
                                                     Director,   Mentor   Income
                                                     Fund, Inc.; Former Trustee,
                                                     Mentor   Funds   and   Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent     Consultant;
                                                     Director,  Trust Company of
                                                     CT;  Trustee,  Saint Joseph
                                                     College  (CT);  Director of
                                                     Hartford   Hospital,    Old
                                                     State  House   Association;
                                                     Trustee,  Greater  Hartford
                                                     YMCA;    Former   Chairman,
                                                     Environmental     Warranty,
                                                     Inc.   (insurance  agency);
                                                     Former            Executive
                                                     Consultant,    Drake   Beam
                                                     Morin, Inc.
Richard J. Shima                                     (executive outplacement); Former
DOB: 8/11/39                                         Director of Enhance Financial Services,
                                                     Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Chairman, Board of Trustees,              98                None
                                                     Hartford Graduate Center; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------
                                                    Current Member and Former President,
                                                    North Carolina Securities Traders
                                                    Association; Member, Financial Analysts
                                                    Society; Former Chief Investment
Richard K. Wagoner,                                 Officer, Executive Vice President and
CFA**                                               Head of Capital Management Group, First
DOB: 12/12/37                                       Union National Bank; Former Consultant
                                                    to the Boards of Trustees of the
                           Trustee        1999      Evergreen Funds; Former Member, New York          98               None
                                                    Stock Exchange; Former Trustee, Mentor
                                                    Funds and Cash Resource Trust.
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds' investment advisor.


Trustee Ownership of Evergreen Funds shares
---------------------------- ------------------------------------------- ----------------------- ---------------------
                                                                                                   Aggregate Dollar
          Trustee                               Fund                        Dollar Range of      Range of Investment
                                                                           Investment in Fund      in Fund Complex
---------------------------- ------------------------------------------- ----------------------- ---------------------
Austin, Charles A., III      Evergreen Omega Fund                        $10,001-$50,000         $10,001 - $50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Health Care Fund                  $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Technology Fund                   $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Gifford, K. Dun              None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Keith, Dr. Leroy, Jr.        None
---------------------------- ------------------------------------------- ----------------------- ---------------------
McDonnell, Gerald M.         None
---------------------------- ------------------------------------------- ----------------------- ---------------------
McVerry, Thomas L.           None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Pettit, William W.           Evergreen Emerging Markets Growth Fund      $1-$10,000              $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Global Leaders Fund               $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Growth and Income Fund            $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Richardson, David M.         Evergreen Omega Fund                        $10,001-$50,000         $10,001 - $50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Equity Index Fund                 $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Salton, Dr. Russell A., III  None

---------------------------- ------------------------------------------- ----------------------- ---------------------
Scofield, Michael S.         None

---------------------------- ------------------------------------------- ----------------------- ---------------------
Shima, Richard               Evergreen Omega Fund                        $50,001-$100,000        Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Connecticut Municipal Bond Fund   $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Tax Strategic Foundation Fund     $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen International Growth Fund         $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Wagoner, Richard             Evergreen Money Market Fund                 Over $100,000           Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Small Cap Value Fund              Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Small Company Growth Fund         $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Value Fund                        Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Omega Fund                        $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------

         Set forth below are the officers of each of the nine Evergreen  Trusts.


-------------------------------- ------------------------ -------------------------------------------------------------
         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth
-------------------------------- ------------------------ -------------------------------------------------------------
William M. Ennis                 President                President and Chief Executive Officer, Evergreen Investment
301 S. Tryon, 12th Floor                                  Company and Chief Operating Officer, Capital Management
Charlotte, NC 28288                                       Group, First Union National Bank.
DOB: 6/26/60
-------------------------------- ------------------------ -------------------------------------------------------------
Carol Kosel                                               Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street              Treasurer                and Treasurer, Vestaur Securities, Inc.; former Senior
Boston, MA 02116                                          Manager, KPMG LLP.
DOB: 12/25/63
-------------------------------- ------------------------ -------------------------------------------------------------
Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/60                                              Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
Nimish S. Bhatt                  Vice  President and      Vice  President,  Tax,  BISYS Fund Services; former
BISYS                            Assistant Treasurer      Assistant  Vice  President,  EAMC/First  Union
3435 Stelzer Road                                         National  Bank; former Senior Tax Consulting/Acting Manager, Investment
Columbus, OH  43219-8001                                  Companies Group, PricewaterhouseCoopers LLP, New York.
DOB: 6/6/63
-------------------------------- ------------------------ -------------------------------------------------------------
Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road
Columbus, OH 43219-8001
DOB: 1/23/65
-------------------------------- ------------------------ -------------------------------------------------------------


II. The section entitled "Performance Calculations" in part two of the SAI is revised to add the following disclosure:

RETURN AFTER TAXES ON DISTRIBUTIONS

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                                           [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.

         T =  average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions and redemption.




March 27, 2002                                                    561366  (3/02)

                                SUPPLEMENT TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                           (COLLECTIVELY, THE "FUNDS")

I. Effective March 1, 2002, the Funds' Statement of Additional Information (SAI) has been revised. The section entitled "Management of the Trust" in part two of the SAI is replaced with the following:

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended May 31, 2001, the Executive Committee held six committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations should be mailed to the Secretary of Evergreen Funds, 200 Berkeley Street, Boston, MA 02116. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that they deem appropriate. For the fiscal year ended May 31, 2001, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen Funds, reviews the performance of the other service providers to the Evergreen Funds, and assesses the performance of the Evergreen Funds. For the fiscal year ended May 31, 2001, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.


Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of           Other

                                        Beginning                                                 Portfolios       Directorships
        Name and            Position     Year of                                                  Overseen in       held outside
      Date of Birth           with       Term of       Principal Occupations for Last Five      Evergreen Funds     of Evergreen
                             Trust       Office*                      Years                         complex        Funds complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; The Francis
                                                     Ouimet Society; Former Investment
                                                     Counselor, Appleton Partners, Inc.
Charles A. Austin III                                (investment advice); Former Director,
DOB: 10/23/34                                        Executive Vice President and Treasurer,
                                                     State Street Research & Management
                                                     Company (investment advice); Former
                                                     Director, Health Development Corp.
                            Trustee        1991      (fitness-wellness centers); Former               98                None
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Chairman   and   President,
                                                     Oldways   Preservation  and
                                                     Exchange Trust (education);
                                                     Trustee,    Treasurer   and
                                                     Chairman   of  the  Finance
                                                     Committee,        Cambridge
                                                     College;   Former  Managing
                                                     Partner,  Roscommon Capital
                                                     Corp.;

K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/38                                        and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             98                None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Leroy Keith, Jr.            Trustee        1983      Partner, Stonington Partners, Inc.               98          Trustee,
DOB: 2/14/39                                         (private investment firm); Trustee of                        Phoenix
                                                     Phoenix Series Fund, Phoenix Multi-                          Series Fund,
                                                     Portfolio Fund, and The Phoenix Big                          Phoenix Multi-
                                                     Edge Series Fund; Former Chairman                            Portfolio Fund,
                                                     of the Board and Chief Executive                             and The Phoenix
                                                     Officer, Carson Products Company                             Big Edge Series
                                                     (manufacturing); Former Director of                          Fund
                                                     Phoenix Total Return Fund and Equifax,
                                                     Inc. (worldwide information management);
                                                     Former President, Morehouse College;
                                                     Former Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Sales Manager, SMI-STEEL - South
                                                     Carolina (steel producer); Former Sales
Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/39                                         Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               98                None
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Thomas L. McVerry           Trustee        1993      Director of Carolina Cooperative Credit          98                None
DOB: 8/2/38                                          Union; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                                                     Funds and Cash Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
William Walt Pettit         Trustee        1984      Partner and Vice President in the law            98                None
DOB: 8/26/55                                         firm of Kellam & Pettit, P.A.; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          98                None
DOB: 9/19/41                                         (new business development/consulting
                                                     company); Managing Director, Kennedy
                                                     Information, Inc. (executive recruitment
                                                     information and research company);
                                                     Trustee, 411 Technologies, LLP
                                                     (communications); Director, J&M Cumming
                                                     Paper   Co. (paper merchandising);
                                                     Columnist, Commerce   and Industry
                                                     Association of New Jersey; Former  Vice
                                                     Chairman, DHR International, Inc.
                                                     (executive  recruitment);  Former Senior Vice
                                                     President, Boyden International Inc.
                                                     (executive    recruitment); Former  Director,
                                                     Mentor Income Fund, Inc.; Former Trustee,
                                                     Mentor  Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Russell A. Salton, III MD   Trustee        1984      Medical Director, Healthcare Resource            98                None
DOB: 6/2/47                                          Associates,   Inc.;  Former
                                                     Medical   Director,    U.S.
                                                     Health   Care/Aetna  Health
                                                     Services;            Former
                                                     Consultant,  Managed Health
                                                     Care;   Former   President,
                                                     Primary   Physician   Care;
                                                     Former   Director,   Mentor
                                                     Income Fund,  Inc.;  Former
                                                     Trustee,  Mentor  Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Michael S. Scofield         Trustee        1984      Attorney, Law Offices of                         98                None
DOB: 2/20/43                                         Michael S. Scofield; Former
                                                     Director,   Mentor   Income
                                                     Fund, Inc.; Former Trustee,
                                                     Mentor   Funds   and   Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent     Consultant;
                                                     Director,  Trust Company of
                                                     CT;  Trustee,  Saint Joseph
                                                     College  (CT);  Director of
                                                     Hartford   Hospital,    Old
                                                     State  House   Association;
                                                     Trustee,  Greater  Hartford
                                                     YMCA;    Former   Chairman,
                                                     Environmental     Warranty,
                                                     Inc.   (insurance  agency);
                                                     Former            Executive
                                                     Consultant,    Drake   Beam
                                                     Morin, Inc.
Richard J. Shima                                     (executive outplacement); Former
DOB: 8/11/39                                         Director of Enhance Financial Services,
                                                     Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Chairman, Board of Trustees,              98                None
                                                     Hartford Graduate Center; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------
                                                    Current Member and Former President,
                                                    North Carolina Securities Traders
                                                    Association; Member, Financial Analysts
                                                    Society; Former Chief Investment
Richard K. Wagoner,                                 Officer, Executive Vice President and
CFA**                                               Head of Capital Management Group, First
DOB: 12/12/37                                       Union National Bank; Former Consultant
                                                    to the Boards of Trustees of the
                           Trustee        1999      Evergreen Funds; Former Member, New York          98               None
                                                    Stock Exchange; Former Trustee, Mentor
                                                    Funds and Cash Resource Trust.
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds' investment advisor.


Trustee Ownership of Evergreen Funds shares
---------------------------- ------------------------------------------- ----------------------- ---------------------
                                                                                                   Aggregate Dollar
          Trustee                               Fund                        Dollar Range of      Range of Investment
                                                                           Investment in Fund      in Fund Complex
---------------------------- ------------------------------------------- ----------------------- ---------------------
Austin, Charles A., III      Evergreen Omega Fund                        $10,001-$50,000         $10,001 - $50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Health Care Fund                  $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Technology Fund                   $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Gifford, K. Dun              None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Keith, Dr. Leroy, Jr.        None
---------------------------- ------------------------------------------- ----------------------- ---------------------
McDonnell, Gerald M.         None
---------------------------- ------------------------------------------- ----------------------- ---------------------
McVerry, Thomas L.           None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Pettit, William W.           Evergreen Emerging Markets Growth Fund      $1-$10,000              $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Global Leaders Fund               $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Growth and Income Fund            $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Richardson, David M.         Evergreen Omega Fund                        $10,001-$50,000         $10,001 - $50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Equity Index Fund                 $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Salton, Dr. Russell A., III  None

---------------------------- ------------------------------------------- ----------------------- ---------------------
Scofield, Michael S.         None

---------------------------- ------------------------------------------- ----------------------- ---------------------
Shima, Richard               Evergreen Omega Fund                        $50,001-$100,000        Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Connecticut Municipal Bond Fund   $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Tax Strategic Foundation Fund     $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen International Growth Fund         $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Wagoner, Richard             Evergreen Money Market Fund                 Over $100,000           Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Small Cap Value Fund              Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Small Company Growth Fund         $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Value Fund                        Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Omega Fund                        $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------

         Set forth below are the officers of each of the nine Evergreen  Trusts.


-------------------------------- ------------------------ -------------------------------------------------------------
         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth
-------------------------------- ------------------------ -------------------------------------------------------------
William M. Ennis                 President                President and Chief Executive Officer, Evergreen Investment
301 S. Tryon, 12th Floor                                  Company and Chief Operating Officer, Capital Management
Charlotte, NC 28288                                       Group, First Union National Bank.
DOB: 6/26/60
-------------------------------- ------------------------ -------------------------------------------------------------
Carol Kosel                                               Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street              Treasurer                and Treasurer, Vestaur Securities, Inc.; former Senior
Boston, MA 02116                                          Manager, KPMG LLP.
DOB: 12/25/63
-------------------------------- ------------------------ -------------------------------------------------------------
Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/60                                              Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
Nimish S. Bhatt                  Vice  President and      Vice  President,  Tax,  BISYS Fund Services; former
BISYS                            Assistant Treasurer      Assistant  Vice  President,  EAMC/First  Union
3435 Stelzer Road                                         National  Bank; former Senior Tax Consulting/Acting Manager, Investment
Columbus, OH  43219-8001                                  Companies Group, PricewaterhouseCoopers LLP, New York.
DOB: 6/6/63
-------------------------------- ------------------------ -------------------------------------------------------------
Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road
Columbus, OH 43219-8001
DOB: 1/23/65
-------------------------------- ------------------------ -------------------------------------------------------------


II. The section entitled "Performance Calculations" in part two of the SAI is revised to add the following disclosure:

RETURN AFTER TAXES ON DISTRIBUTIONS

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                                           [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.

         T =  average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions and redemption.



March 27, 2002                                                  561363 (3/02)

                                SUPPLEMENT TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                           (COLLECTIVELY THE "FUNDS")


I. Effective March 1, 2002, the Funds' Statement of Additional Information (SAI) has been revised. The section entitled "Management of the Trust" in part two of the SAI is replaced with the following:

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended August 31, 2001, the Executive Committee held ten committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations should be mailed to the Secretary of Evergreen Funds, 200 Berkeley Street, Boston, MA 02116. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that they deem appropriate. For the fiscal year ended August 31, 2001, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen Funds, reviews the performance of the other service providers to the Evergreen Funds, and assesses the performance of the Evergreen Funds. For the fiscal year ended August 31, 2001, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of           Other

                                        Beginning                                                 Portfolios       Directorships
        Name and            Position     Year of                                                  Overseen in       held outside
      Date of Birth           with       Term of       Principal Occupations for Last Five      Evergreen Funds     of Evergreen
                             Trust       Office*                      Years                         complex        Funds complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; The Francis
                                                     Ouimet Society; Former Investment
                                                     Counselor, Appleton Partners, Inc.
Charles A. Austin III                                (investment advice); Former Director,
DOB: 10/23/34                                        Executive Vice President and Treasurer,
                                                     State Street Research & Management
                                                     Company (investment advice); Former
                                                     Director, Health Development Corp.
                            Trustee        1991      (fitness-wellness centers); Former               98                None
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Chairman   and   President,
                                                     Oldways   Preservation  and
                                                     Exchange Trust (education);
                                                     Trustee,    Treasurer   and
                                                     Chairman   of  the  Finance
                                                     Committee,        Cambridge
                                                     College;   Former  Managing
                                                     Partner,  Roscommon Capital
                                                     Corp.;

K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/38                                        and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             98                None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Leroy Keith, Jr.            Trustee        1983      Partner, Stonington Partners, Inc.               98          Trustee,
DOB: 2/14/39                                         (private investment firm); Trustee of                        Phoenix
                                                     Phoenix Series Fund, Phoenix Multi-                          Series Fund,
                                                     Portfolio Fund, and The Phoenix Big                          Phoenix Multi-
                                                     Edge Series Fund; Former Chairman                            Portfolio Fund,
                                                     of the Board and Chief Executive                             and The Phoenix
                                                     Officer, Carson Products Company                             Big Edge Series
                                                     (manufacturing); Former Director of                          Fund
                                                     Phoenix Total Return Fund and Equifax,
                                                     Inc. (worldwide information management);
                                                     Former President, Morehouse College;
                                                     Former Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Sales Manager, SMI-STEEL - South
                                                     Carolina (steel producer); Former Sales
Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/39                                         Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               98                None
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Thomas L. McVerry           Trustee        1993      Director of Carolina Cooperative Credit          98                None
DOB: 8/2/38                                          Union; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                                                     Funds and Cash Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
William Walt Pettit         Trustee        1984      Partner and Vice President in the law            98                None
DOB: 8/26/55                                         firm of Kellam & Pettit, P.A.; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          98                None
DOB: 9/19/41                                         (new business development/consulting
                                                     company); Managing Director, Kennedy
                                                     Information, Inc. (executive recruitment
                                                     information and research company);
                                                     Trustee, 411 Technologies, LLP
                                                     (communications); Director, J&M Cumming
                                                     Paper   Co. (paper merchandising);
                                                     Columnist, Commerce   and Industry
                                                     Association of New Jersey; Former  Vice
                                                     Chairman, DHR International, Inc.
                                                     (executive  recruitment);  Former Senior Vice
                                                     President, Boyden International Inc.
                                                     (executive    recruitment); Former  Director,
                                                     Mentor Income Fund, Inc.; Former Trustee,
                                                     Mentor  Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Russell A. Salton, III MD   Trustee        1984      Medical Director, Healthcare Resource            98                None
DOB: 6/2/47                                          Associates,   Inc.;  Former
                                                     Medical   Director,    U.S.
                                                     Health   Care/Aetna  Health
                                                     Services;            Former
                                                     Consultant,  Managed Health
                                                     Care;   Former   President,
                                                     Primary   Physician   Care;
                                                     Former   Director,   Mentor
                                                     Income Fund,  Inc.;  Former
                                                     Trustee,  Mentor  Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Michael S. Scofield         Trustee        1984      Attorney, Law Offices of                         98                None
DOB: 2/20/43                                         Michael S. Scofield; Former
                                                     Director,   Mentor   Income
                                                     Fund, Inc.; Former Trustee,
                                                     Mentor   Funds   and   Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent     Consultant;
                                                     Director,  Trust Company of
                                                     CT;  Trustee,  Saint Joseph
                                                     College  (CT);  Director of
                                                     Hartford   Hospital,    Old
                                                     State  House   Association;
                                                     Trustee,  Greater  Hartford
                                                     YMCA;    Former   Chairman,
                                                     Environmental     Warranty,
                                                     Inc.   (insurance  agency);
                                                     Former            Executive
                                                     Consultant,    Drake   Beam
                                                     Morin, Inc.
Richard J. Shima                                     (executive outplacement); Former
DOB: 8/11/39                                         Director of Enhance Financial Services,
                                                     Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Chairman, Board of Trustees,              98                None
                                                     Hartford Graduate Center; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------
                                                    Current Member and Former President,
                                                    North Carolina Securities Traders
                                                    Association; Member, Financial Analysts
                                                    Society; Former Chief Investment
Richard K. Wagoner,                                 Officer, Executive Vice President and
CFA**                                               Head of Capital Management Group, First
DOB: 12/12/37                                       Union National Bank; Former Consultant
                                                    to the Boards of Trustees of the
                           Trustee        1999      Evergreen Funds; Former Member, New York          98               None
                                                    Stock Exchange; Former Trustee, Mentor
                                                    Funds and Cash Resource Trust.
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds' investment advisor.


Trustee Ownership of Evergreen Funds shares
---------------------------- ------------------------------------------- ----------------------- ---------------------
                                                                                                   Aggregate Dollar
          Trustee                               Fund                        Dollar Range of      Range of Investment
                                                                           Investment in Fund      in Fund Complex
---------------------------- ------------------------------------------- ----------------------- ---------------------
Austin, Charles A., III      Evergreen Omega Fund                        $10,001-$50,000         $10,001 - $50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Health Care Fund                  $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Technology Fund                   $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Gifford, K. Dun              None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Keith, Dr. Leroy, Jr.        None
---------------------------- ------------------------------------------- ----------------------- ---------------------
McDonnell, Gerald M.         None
---------------------------- ------------------------------------------- ----------------------- ---------------------
McVerry, Thomas L.           None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Pettit, William W.           Evergreen Emerging Markets Growth Fund      $1-$10,000              $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Global Leaders Fund               $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Growth and Income Fund            $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Richardson, David M.         Evergreen Omega Fund                        $10,001-$50,000         $10,001 - $50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Equity Index Fund                 $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Salton, Dr. Russell A., III  None

---------------------------- ------------------------------------------- ----------------------- ---------------------
Scofield, Michael S.         None

---------------------------- ------------------------------------------- ----------------------- ---------------------
Shima, Richard               Evergreen Omega Fund                        $50,001-$100,000        Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Connecticut Municipal Bond Fund   $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Tax Strategic Foundation Fund     $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen International Growth Fund         $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Wagoner, Richard             Evergreen Money Market Fund                 Over $100,000           Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Small Cap Value Fund              Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Small Company Growth Fund         $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Value Fund                        Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Omega Fund                        $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------

         Set forth below are the officers of each of the nine Evergreen Trusts.


-------------------------------- ------------------------ -------------------------------------------------------------
         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth
-------------------------------- ------------------------ -------------------------------------------------------------
William M. Ennis                 President                President and Chief Executive Officer, Evergreen Investment
301 S. Tryon, 12th Floor                                  Company and Chief Operating Officer, Capital Management
Charlotte, NC 28288                                       Group, First Union National Bank.
DOB: 6/26/60
-------------------------------- ------------------------ -------------------------------------------------------------
Carol Kosel                                               Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street              Treasurer                and Treasurer, Vestaur Securities, Inc.; former Senior
Boston, MA 02116                                          Manager, KPMG LLP.
DOB: 12/25/63
-------------------------------- ------------------------ -------------------------------------------------------------
Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/60                                              Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
Nimish S. Bhatt                  Vice  President and      Vice  President,  Tax,  BISYS Fund Services; former
BISYS                            Assistant Treasurer      Assistant  Vice  President,  EAMC/First  Union
3435 Stelzer Road                                         National  Bank; former Senior Tax Consulting/Acting Manager, Investment
Columbus, OH  43219-8001                                  Companies Group, PricewaterhouseCoopers LLP, New York.
DOB: 6/6/63
-------------------------------- ------------------------ -------------------------------------------------------------
Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road
Columbus, OH 43219-8001
DOB: 1/23/65
-------------------------------- ------------------------ -------------------------------------------------------------


II. The section entitled "Performance Calculations" in part two of the SAI is revised to add the following disclosure:

RETURN AFTER TAXES ON DISTRIBUTIONS

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                                           [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.

         T =  average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions and redemption.



March 27, 2002                                                 561365  (3/02)

                            EVERGREEN MUNICIPAL TRUST

                                    PART C

                              OTHER INFORMATION



Item 23.    Exhibits

Unless otherwise noted, the exhibits listed below are contained herein.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 25
                                                                 Filed on July 25, 2001


(c)       Provisions of instruments defining the rights          Incorporated by reference to
          of holders of the securities being registered          Registrant's Post-Effective Amendment No. 1
          are contained in the Declaration of Trust              Filed on July 31, 1998
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII
          included as part of Exhibits 1 and 2, above.

(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 25
          Investment Management Company, LLC.                    Filed on July 25, 2001

(d)(2)    Sub-Advisory Agreement between the Evergreen           Incorporated by reference to Registrant's
          Investment Management Company and Stamper              Post-Effective Amendment No. 21
          Capital and Investments, Inc.                          Filed on March 20, 2000
          (Tax-Free High Income Fund)

(e)(1)    Class A and Class C Principal Underwriting             Contained herein.
          Agreement between the Registrant and Evergreen
          Distributor, Inc.

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to Registrant's
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 26
          Inc.                                                   Filed on September 25, 2001

(e)(3)    Form of Class I Principal Underwriting Agreement       Incorporated by reference to Registrant's
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 26
          Inc.                                                   Filed on September 25, 2001

(e)(4)    Specimen copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed November 12, 1997

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 27
                                                                 Filed on December 27, 2001

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998

(g)(2)    Letter Amendment to Custodian Agreement between        Incorporated by reference to
          Registrant and State Street Bank and Trust Company     Registrant's Post-Effective Amendment No. 21
          (Tax-Free High Income Fund)                            Filed on March 20, 2000

(h)(1)    Master Administrative Services Agreement between       Incorporated by reference to
          the Registrant and Evergreen Investment Services,      Registrant's Post-Effective Amendment No. 27
          Inc.                                                   Filed on December 27, 2001

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment No. 27
                                                                 Filed on December 27, 2001

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Post-Effective Amdendment No. 14
                                                                 Filed on August 17, 1999

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to
          Southern State Municipal Bond Funds                    Registrant's Post-Effective Amendment No. 27
                                                                 Filed on December 27, 2001

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          National Municipal Bond Funds                          Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001

(j)(3)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          State Municipal Bond Funds                             Post-Effective Amendment No. 25
                                                                 Filed on July 25, 2001

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001

(m)(3)    12b-1 Distribution Plan for Class C                    Contained herein.


(m)(4)    12b-1 Distribution Plan for Class A                    Incorporated by reference to
          (Tax-Free High Income Fund)                            Registrant's Post-Effective Amendment No. 21
                                                                 Filed on March 20, 2000

(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001

(p)(1)    Code of Ethics                                         Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001

(p)(2)    Code of Ethics - Stamper                               Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001

(q)       Powers of Attorney                                     Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001



Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

Provisions for Sub-Advisor

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

G. Kennedy Thompson                Chairman, Wachovia Corporation and First
                                   Union National Bank, Chief Executive Officer,
                                   President and Director, Wachovia
                                   Corporation and First Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, Wachovia Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

     The information required by this item with respect to Stamper Capital & Investment, Inc. is incorporated by reference to the Form ADV (File No. 801-49465) of Stamper Capital & Investments, Inc.

Item 27.       Principal Underwriters.

     Evergreen  Distributor,  Inc.  acts  as  principal   underwriter  for  each
registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Mangum, Sheehan and Dell are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Stamper Capital & Investments, Inc., 1011 Forty First Avenue, Santa Cruz, California 95062.

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of March, 2002.

                                         EVERGREEN MUNICIPAL TRUST


                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of March 2002.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry             /s/ Russell A. Salton, III MD
-----------------------------    -----------------------------     -------------------------------
Gerald M. McDonnell*             Thomas L. McVerry*                 Russell A. Salton, III MD*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Michael S. Scofield*              David M. Richardson*             Richard K. Wagoner*
Chairman of the Board             Trustee                          Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima
------------------------------   ------------------------------
Leroy Keith, Jr.*                Richard J. Shima*
Trustee                          Trustee

*By: /s/ Catherine Foley
-------------------------------
Catherine Foley
Attorney-in-Fact


     *Catherine Foley, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS


Exhibit Letter          Exhibit
--------------          ------
(e)(1)                  Class A and Class C Principal Underwriting Agreement
                        between the Registrant and Evergreen
                        Distributors, Inc.

(m)(3)                  12b-1 Distribution Plan for Class C

                            EVERGREEN MUNICIPAL TRUST
                              CLASS A AND C SHARES

         AGREEMENT made this 18th day of September, 1997 by and between Evergreen Municipal Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereof (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Class A and Class C shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund=s acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value, and Principal Underwriter shall be entitled to receive fees for sales of Class A and C Shares as set forth on Exhibit B attached hereto and made a part hereof.

         5. The payment provisions of this Agreement shall be applicable to the extent necessary to enable the Fund to comply with the obligation of the Fund to pay Principal Underwriter in accordance with this Agreement in respect of Class C Shares and shall remain in effect so long as any payments are required to be made by the Fund pursuant to the irrevocable payment instruction under the Master Sale Agreement between Principal Underwriter and Mutual Fund Funding 1994-1 dated as of December 6, 1996 (the AMaster Sale Agreement@).


         6. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such 3-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.

         7. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         8. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         9. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         10. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

                  a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or


                  b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         11. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

                  a) may be based upon any wrongful act by the Principal Underwriter or any of its employees or representatives, or

                  b) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal
         Underwriter.

         12. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called Ablue sky@ laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 (A1940 Act@). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called Ablue sky@ laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         13. To the extent required by the Fund=s 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         14. This Agreement shall become effective as of the date of the commencement of operations of the Fund and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund and a majority of the 12b-1 Trustees referred to in the 12b-1 Plans of the Fund (ARule 12b-1 Trustees@) at least annually in accordance with the 1940 Act and the rules and regulations thereunder.


                  This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any Rule 12b-1 Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         15. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made, and title shall pass, in Boston, Massachusetts.

         16. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.



                                        EVERGREEN MUNICIPAL TRUST


                                        By: /s/ John J. Pileggi
                                           -----------------------------------
                                           Name: John J. Pileggi
                                           Title: President

                                        EVERGREEN DISTRIBUTOR, INC.



                                        By:  /s/ William J. Tomko
                                            ----------------------------------
                                            Name: William J. Tomko
                                            Title: Treasurer

                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                                      DATED

                               SEPTEMBER 18, 1997




                              Schedule of Payments

Class A Shares                      Up to 0.25% annually of the average daily
                                    net asset value of Class A shares of a Fund

                                    A sales charge, the difference between the current offering price of Shares, as set forth in the current prospectus for each Fund, and the net asset value, less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares

Class C Shares                      Up to 1.00% annually of the average
                                    daily net asset value of Class C shares of a Fund, consisting of 12b-1 fees at the annual rate of 0.75% of the average daily net asset value of a Fund and service fees of 0.25% of the average daily net asset value of a Fund

                                    EXHIBIT A

                                                         As of March 27, 2002

         EVERGREEN MUNICIPAL TRUST
                  SINGLE STATE TAX FREE FUNDS
                  Evergreen Connecticut Municipal Bond Fund
                  Evergreen Florida High Income Municipal Bond Fund Evergreen Florida Municipal Bond Fund
                  Evergreen Georgia Municipal Bond Fund
                  Evergreen New Jersey Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen Pennsylvania Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                  Evergreen Virginia Municipal Bond Fund

                  NATIONAL TAX FREE FUNDS
                  Evergreen High Grade Municipal Bond Fund
                  Evergreen High Income Municipal Fund
                  Evergreen Municipal Bond Fund
                  Evergreen Short-Intermediate Municipal Bond Fund

                       DISTRIBUTION PLAN OF CLASS C SHARES
                            EVERGREEN MUNICIPAL TRUST

         SECTION 1. The Evergreen Municipal Trust (the ATrust@) individually and/or on behalf of its series (the AFund@) referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the APlan@) may act as the distributor of securities which are issued in respect of the Fund's Class C shares (AShares@), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the A1940 Act@) according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of the Shares. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund (APrincipal Underwriter@) or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by the Trust on behalf of any Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The ANASDR@). In addition, to the extent any amounts paid hereunder fall within the definition of an Aasset based sales charge@ under said NASDR Rule, such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of Ashareholder services@ as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.


         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not Ainterested persons@ of the Trust (as said term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Fund or any other person related to this Plan (the ARule 12b-1 Trustees@), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6 hereof, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3 hereof.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by the Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust=s Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated with respect to any Fund at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of such Fund=s outstanding Shares.

         SECTION 7. Any agreement of the Fund related to this Plan shall be in writing, and shall provide as follows:

         (a) that such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund=s outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendment is approved by a vote of at least a majority (as defined in the 1940
Act) of each Fund=s outstanding Shares, and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.

                                    EXHIBIT A

                                                          As of March 27, 2002


         EVERGREEN MUNICIPAL TRUST
                  Evergreen Connecticut Municipal Bond Fund
                  Evergreen Florida High Income Municipal Bond Fund Evergreen Florida Municipal Bond Fund
                  Evergreen Georgia Municipal Bond Fund
                  Evergreen Maryland Municipal Bond Fund
                  Evergreen New Jersey Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen Pennsylvania Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                  Evergreen Virginia Municipal Bond Fund
                  Evergreen High Grade Municipal Bond Fund
                  Evergreen High Income Municipal Bond Fund
                  Evergreen Municipal Bond Fund
                  Evergreen Short-Intermediate Municipal Bond Fund

                                                         March 27, 2002



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Municipal Trust (the "Trust")
         Post-Effective Amendment No. 28 to Registration Statement No. 333-36033/811-08367

Ladies and Gentlemen:

     On  behalf  of  the  Evergreen Municipal Trust, a Delaware  business  trust
(the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of (i) adding Class C shares to certain series within the Trust and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3676.


                                            Very truly yours,

                                            /s/ Catherine Foley

                                            Catherine Foley